                                      2002


Nationwide(R) VA Separate Account - B
June 30, 2002



THE BEST
OF AMERICA(R)


                                                             Semi-Annual Report
AMERICA's
Exclusive
ANNUITY(SM)

--------------------------------------------------------------------------------
                                     [LOGO]

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio



APO-3233-6/02

                                     [LOGO]

             NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                            PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VA Separate Account-B.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S.Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                                 /s/ Joseph J. Gasper

                             Joseph J. Gasper, President
                                  August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 35. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 31, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2002
                                   (UNAUDITED)

ASSETS:

  Investments at fair value:

     American Century VP - Balanced Fund - Class I (ACVPBal)
       366,152 shares (cost $2,627,399).........................................$  2,207,898

     American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
       219,729 shares (cost $1,944,088).........................................   1,480,975

     American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
       705,921 shares (cost $4,456,870).........................................   4,051,988

     American Century VP - International Fund - Class I (ACVPInt)
       877,372 shares (cost $5,612,697).........................................   5,483,576

     American Century VP - International Fund - Class III (ACVPInt3)
       347,464 shares (cost $2,151,585).........................................   2,171,648

     American Century VP - Value Fund - Class I (ACVPVal)
       1,485,929 shares (cost $10,543,040)......................................  10,000,304

     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
       38,650 shares (cost $663,325)............................................     322,729

     Credit Suisse Trust - International Equity Portfolio (CSIntEq)
       186,535 shares (cost $1,583,430).........................................   1,531,450

     Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
       238,977 shares (cost $4,491,456).........................................   2,621,578

     Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
       167,623 shares (cost $2,247,338).........................................   2,115,396

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       1,080 shares (cost $10,857)..............................................      10,619

     Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
       74,573 shares (cost $2,697,986)..........................................   1,648,064

     Dreyfus Stock Index Fund (DryStkIx)
       878,800 shares (cost $25,921,645)........................................  22,224,861

     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
       85,396 shares (cost $3,150,205)..........................................   2,727,543

     Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)
       112,231 shares (cost $2,705,083).........................................   2,053,819

     Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)
       24,137 shares (cost $265,816)............................................     265,269

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       830,813 shares (cost $19,460,667)........................................  17,048,289

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
  576,023 shares (cost $18,535,540).............................................  15,598,708

Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
  1,088,442 shares (cost $6,260,053)............................................   5,964,662

Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
  172,170 shares (cost $2,334,856)..............................................   2,312,249

Fidelity(R) VIP - Overseas Portfolio: Initial Class R (FidVIPOvR)
  7,521 shares (cost $102,967)..................................................     100,928

Fidelity(R) VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM)
  463,708 shares (cost $7,641,057)..............................................   5,935,458

Fidelity(R) VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)
  806,562 shares (cost $17,795,717).............................................  15,977,984

Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
  220,715 shares (cost $3,154,904)..............................................   2,869,297

Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
  9,609 shares (cost $78,022)...................................................      66,300

Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
  738 shares (cost $5,534)......................................................       5,092

Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
  4,381 shares (cost $18,565)...................................................      12,440

Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
  568 shares (cost $1,862)......................................................       1,620

Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
  1,212,022 shares (cost $14,108,013)...........................................  14,374,577

Gartmore GVIT Growth Fund - Class I (GVITGrowth)
  453,640 shares (cost $4,481,859)..............................................   3,964,817

Gartmore GVIT ID Conservative Fund (GVITIDCon)
  23,092 shares (cost $232,282).................................................     229,304

Gartmore GVIT ID Moderate Fund (GVITIDMod)
  2,397 shares (cost $24,204)...................................................      22,964

Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
  1,598 shares (cost $15,530)...................................................      15,118

Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
  1,980 shares (cost $19,903)...................................................      19,342

Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
  25,352,379 shares (cost $25,352,379)..........................................  25,352,379

Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
  33,769 shares (cost $473,210).................................................     393,744

Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
  1,232,492 shares (cost $12,620,603)...........................................  10,932,206

Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
  464,087 shares (cost $8,706,577)..............................................   8,274,664


Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
  505,103 shares (cost $5,020,546)..............................................   4,682,305

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  49,270 shares (cost $1,190,048)...............................................     940,068

Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
  7,195 shares (cost $23,574)...................................................      20,936

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  78,418 shares (cost $308,106).................................................     225,059

Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
  3,530 shares (cost $77,116)...................................................      72,191

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  29,293 shares (cost $660,464).................................................     597,277

MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
  44,472 shares (cost $409,874).................................................     402,912

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  159,157 shares (cost $1,989,092)..............................................   1,472,205

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  79,710 shares (cost $1,093,338)...............................................   1,029,852

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  511,401 shares (cost $6,759,741)..............................................   6,689,130

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  331,421 shares (cost $4,913,906)..............................................   4,490,759

Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
  9,180 shares (cost $309,781)..................................................     307,524

Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
  924,437 shares (cost $10,187,173).............................................   9,817,525

Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
  182,661 shares (cost $6,640,682)..............................................   5,372,059

Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
  385,416 shares (cost $8,504,797)..............................................   8,132,285

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
  36,990 shares (cost $707,181).................................................     648,800

Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
  243,191 shares (cost $3,927,458)..............................................   3,321,985

Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
  38,864 shares (cost $470,738).................................................     343,554

Strong Opportunity Fund II, Inc.(StOpp2)
  433,171 shares (cost $8,414,714)..............................................   7,147,322

Strong VIF - Strong Discovery Fund II (StDisc2)
  91,501 shares (cost $1,020,576)...............................................     901,280

Strong VIF - Strong International Stock Fund II (StIntStk2)
  42,012 shares (cost $311,204).................................................     285,682

Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
  7,357 shares (cost $23,689)...................................................      17,362

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued


     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       97,220 shares (cost $934,743)............................................   1,005,250

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       82,779 shares (cost $709,420)............................................     718,520

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       34,510 shares (cost $402,662)............................................     399,973

     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
       53,351 shares (cost $383,082)............................................     370,786

     Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
       399,812 shares (cost $5,079,102).........................................   5,333,494
                                                                                ------------
          Total investments..................................................... 255,135,954
  Accounts receivable...........................................................     117,455
                                                                                ------------
          Total assets.......................................................... 255,253,409
ACCOUNTS PAYABLE................................................................      -
                                                                                ------------
CONTRACT OWNERS' EQUITY (NOTE 4)................................................$255,253,409
                                                                                ============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                        TOTAL            ACVPBal         ACVPCapAp        ACVPIncGr
                                                    -------------     ------------      -----------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $   3,831,671            69,433                 -            47,486
  Mortality and expense risk charges (note 2) ...       (2,072,414)          (18,830)          (15,056)          (33,977)
                                                     -------------     -------------     -------------     -------------
    Net investment activity .....................        1,759,257            50,603           (15,056)           13,509
                                                     -------------     -------------     -------------     -------------

  Proceeds from mutual funds shares sold ........      246,305,092           459,809           709,489         1,063,589
  Cost of mutual fund shares sold ...............     (259,853,478)         (521,971)       (1,713,216)       (1,331,598)
                                                     -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .........      (13,548,386)          (62,162)       (1,003,727)         (268,009)
  Change in unrealized gain (loss)
    on investments ..............................      (12,066,258)         (164,782)          799,157          (262,584)
                                                     -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..............      (25,614,644)         (226,944)         (204,570)         (530,593)
                                                     -------------     -------------     -------------     -------------
  Reinvested capital gains ......................        1,296,808                 -                 -                 -
                                                     -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $ (22,558,579)         (176,341)         (219,626)         (517,084)
                                                     =============     =============     =============     =============



                                                       ACVPInt          ACVPInt3        ACVPVal           CSGPVen
                                                    ------------     ------------     ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         64,647                -           84,455                -
  Mortality and expense risk charges (note 2) ...        (60,523)          (1,154)         (75,919)          (2,873)
                                                    ------------     ------------     ------------      ------------
    Net investment activity .....................          4,124           (1,154)           8,536           (2,873)
                                                    ------------     ------------     ------------      ------------

  Proceeds from mutual funds shares sold ........     13,252,395           35,664        3,392,755           80,934
  Cost of mutual fund shares sold ...............    (13,405,889)         (35,579)      (3,293,430)        (180,287)
                                                    ------------     ------------     ------------      ------------
    Realized gain (loss) on investments .........       (153,494)              85           99,325          (99,353)
  Change in unrealized gain (loss)
    on investments ..............................       (317,444)          20,064       (1,183,442)          40,630
                                                    ------------     ------------     ------------      ------------
    Net gain (loss) on investments ..............       (470,938)          20,149       (1,084,117)         (58,723)
                                                    ------------     ------------     ------------      ------------
  Reinvested capital gains ......................              -                -          546,450                -
                                                    ------------     ------------     ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (466,814)          18,995         (529,131)         (61,596)
                                                    ============     ============     ============      ============

                                                       CSIntEq       CSSmCapGr       DryMidCapIx      DryEuroEq
                                                     -----------     ----------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $         -               -           3,133               -
  Mortality and expense risk charges (note 2) ...        (13,288)        (24,141)        (14,960)           (176)
                                                     -----------     ----------      -----------     -----------
    Net investment activity .....................        (13,288)        (24,141)        (11,827)           (176)
                                                     -----------     ----------      -----------     -----------

  Proceeds from mutual funds shares sold ........      6,844,829         755,187       2,926,721         329,381
  Cost of mutual fund shares sold ...............     (6,704,523)     (1,502,813)     (2,839,926)       (333,945)
                                                     -----------     ----------      -----------     -----------
    Realized gain (loss) on investments .........        140,306        (747,626)         86,795          (4,564)
  Change in unrealized gain (loss)
    on investments ..............................        (97,479)        (29,331)       (198,599)         (1,067)
                                                     -----------     ----------      -----------     -----------
    Net gain (loss) on investments ..............         42,827        (776,957)       (111,804)         (5,631)
                                                     -----------     ----------      -----------     -----------
  Reinvested capital gains ......................              -               -           7,530               -
                                                     -----------     ----------      -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    29,539        (801,098)       (116,101)         (5,807)
                                                     ===========     ===========     ===========     ===========


                                                     DrySmCapIxS      DrySRGro         DryStkIx       DryVIFApp
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -             156         158,839             193
  Mortality and expense risk charges (note 2) ...             (3)        (16,008)       (195,938)        (21,595)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................             (3)        (15,852)        (37,099)        (21,402)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........          2,859         675,059      12,437,640         707,474
  Cost of mutual fund shares sold ...............         (3,155)     (1,037,429)    (15,140,523)       (840,472)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........           (296)       (362,370)     (2,702,883)       (132,998)
  Change in unrealized gain (loss)
    on investments ..............................              -         (21,386)     (1,122,707)       (145,446)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............           (296)       (383,756)     (3,825,590)       (278,444)
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           (299)       (399,608)     (3,862,689)       (299,846)
                                                     ===========     ===========     ===========     ===========

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                     DryVIFGrInc      FedQualBd        FidVIPEI       FidVIPGr
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     5,927               -         308,434          45,584
  Mortality and expense risk charges (note 2) ...        (17,362)           (165)       (137,990)       (140,678)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................        (11,435)           (165)        170,444         (95,094)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........        240,964          11,959       4,622,090      11,800,526
  Cost of mutual fund shares sold ...............       (283,668)        (11,774)     (4,956,709)    (13,558,895)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........        (42,704)            185        (334,619)     (1,758,369)
  Change in unrealized gain (loss)
    on investments ..............................       (340,646)           (546)     (1,536,297)     (2,243,568)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       (383,350)           (361)     (1,870,916)     (4,001,937)
                                                     -----------     -----------     -----------     -----------

  Reinvested capital gains ......................              -               -         419,813               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (394,785)           (526)     (1,280,659)     (4,097,031)
                                                     ===========     ===========     ===========     ===========

                                                     FidVIPHI        FidVIPOv        FidVIPOvR       FidVIPAM
                                                    -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       770,054          18,824               -         265,423
  Mortality and expense risk charges (note 2) ...       (64,180)        (19,412)           (102)        (49,743)
                                                    -----------     -----------     -----------     -----------
    Net investment activity .....................       705,874            (588)           (102)        215,680
                                                    -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    12,217,141       7,874,621          42,406         971,788
  Cost of mutual fund shares sold ...............   (12,916,910)     (7,832,530)        (44,167)     (1,304,460)
                                                    -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........      (699,769)         42,091          (1,761)       (332,672)
  Change in unrealized gain (loss)
    on investments ..............................      (338,537)        (44,723)         (2,038)       (512,542)
                                                    -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............    (1,038,306)         (2,632)         (3,799)       (845,214)
                                                    -----------     -----------     -----------     -----------

  Reinvested capital gains ......................             -               -               -               -
                                                    -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (332,432)         (3,220)         (3,901)       (629,534)
                                                    ===========     ===========     ===========     ===========

                                                              FidVIPCon      FidVIPGrOp      GVITEmMrkts     GVITEmMrkts3
                                                             -----------     -----------     -----------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................    $   139,203          65,124              33               5
  Mortality and expense risk charges (note 2) ...........       (124,452)        (28,224)           (981)             (4)
                                                             -----------     -----------     -----------     -----------
    Net investment activity .............................         14,751          36,900            (948)              1
                                                             -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ................      6,198,106       7,645,732         268,534               4
  Cost of mutual fund shares sold .......................     (7,848,858)     (7,956,611)       (262,519)             (4)
                                                             -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .................     (1,650,752)       (310,879)          6,015               -
  Change in unrealized gain (loss)
    on investments ......................................      1,407,521        (318,651)        (12,832)           (441)
                                                             -----------     -----------     -----------     -----------
    Net gain (loss) on investments ......................       (243,231)       (629,530)         (6,817)           (441)
                                                             -----------     -----------     -----------     -----------
  Reinvested capital gains ..............................              -               -               -               -
                                                             -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................    $  (228,480)       (592,630)         (7,765)           (440)
                                                             ===========     ===========     ===========     ===========

                                                              GVITGlTech      GVITGlTech3      GVITGvtBd      GVITGrowth
                                                             -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................             97              13         310,489               -
  Mortality and expense risk charges (note 2) ...........           (120)             (3)        (98,772)        (29,767)
                                                             -----------     -----------     -----------     -----------
    Net investment activity .............................            (23)             10         211,717         (29,767)
                                                             -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ................          7,857               3       3,109,655       5,038,355
  Cost of mutual fund shares sold .......................         (8,262)             (3)     (2,895,232)     (5,047,468)
                                                             -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .................           (405)              -         214,423          (9,113)
  Change in unrealized gain (loss)
    on investments ......................................         (5,884)           (242)         12,897        (763,453)
                                                             -----------     -----------     -----------     -----------
    Net gain (loss) on investments ......................         (6,289)           (242)        227,320        (772,566)
                                                             -----------     -----------     -----------     -----------
  Reinvested capital gains ..............................              -               -          13,579               -
                                                             -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ................         (6,312)           (232)        452,616        (802,333)
                                                             ===========     ===========     ===========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                      GVITIDCon       GVITIDMod     GVITIDModAgg    GVITIDModCon
                                                     -----------     -----------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $     1,625             107              65              95
  Mortality and expense risk charges (note 2) ...           (740)            (82)            (19)            (66)
                                                     -----------     -----------     -----------     -----------

    Net investment activity .....................            885              25              46              29
                                                     -----------     -----------     -----------     -----------
  Proceeds from mutual funds shares sold ........         21,079              82              19             665
  Cost of mutual fund shares sold ...............        (21,427)            (84)            (20)           (673)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........           (348)             (2)             (1)             (8)
  Change in unrealized gain (loss)
    on investments ..............................         (2,977)         (1,240)           (412)           (560)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............         (3,325)         (1,242)           (413)           (568)
                                                     -----------     -----------     -----------     -----------

  Reinvested capital gains ......................              2               -               1               -
                                                     -----------     -----------     -----------     -----------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (2,438)         (1,217)           (366)           (539)
                                                     ===========     ===========     ===========     ===========


                                                     GVITIntGro      GVITMyMkt       GVITSmCapGr    GVITSmCapVal
                                                     -----------     -----------     -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -         175,360               -               -
  Mortality and expense risk charges (note 2) ...              -        (204,099)         (4,423)        (84,621)
                                                     -----------     -----------     -----------     -----------

    Net investment activity .....................              -         (28,739)         (4,423)        (84,621)
                                                     -----------     -----------     -----------     -----------
  Proceeds from mutual funds shares sold ........              -      93,497,803         295,117       2,498,643
  Cost of mutual fund shares sold ...............              -     (93,497,803)       (336,322)     (2,696,729)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........              -               -         (41,205)       (198,086)
  Change in unrealized gain (loss)
    on investments ..............................              -               -         (88,860)     (1,448,185)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............              -               -        (130,065)     (1,646,271)
                                                     -----------     -----------     -----------     -----------

  Reinvested capital gains ......................              -               -               -         258,966
                                                     -----------     -----------     -----------     -----------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........              -         (28,739)       (134,488)     (1,471,926)
                                                     ===========     ===========     ===========     ===========


                                                      GVITSmComp      GVITTotRt        JANCapAp      JANGlTechS2
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $         -          16,377           1,998               -
  Mortality and expense risk charges (note 2) ...        (69,269)        (39,249)         (9,128)            (36)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................        (69,269)        (22,872)         (7,130)            (36)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........      9,683,144       3,390,637         455,533          14,590
  Cost of mutual fund shares sold ...............     (9,167,699)     (3,933,668)       (719,854)        (14,466)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........        515,445        (543,031)       (264,321)            124
  Change in unrealized gain (loss)
    on investments ..............................       (868,852)        233,341         171,191          (2,638)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       (353,407)       (309,690)        (93,130)         (2,514)
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (422,676)       (332,562)       (100,260)         (2,550)
                                                     ===========     ===========     ===========     ===========

                                                      JanGlTech      JanIntGroS2      JanIntGro     MGVITMultiSec
                                                     -----------     -----------     -----------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -              52           2,189          10,479
  Mortality and expense risk charges (note 2) ...         (2,674)           (114)         (6,243)         (2,637)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................         (2,674)            (62)         (4,054)          7,842
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........        262,674          16,480       2,720,830         398,538
  Cost of mutual fund shares sold ...............       (416,765)        (16,486)     (2,719,913)       (397,431)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........       (154,091)             (6)            917           1,107
  Change in unrealized gain (loss)
    on investments ..............................         36,367          (4,924)        (87,832)         (6,324)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       (117,724)         (4,930)        (86,915)         (5,217)
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
        equity resulting from operations ........       (120,398)         (4,992)        (90,969)          2,625
                                                     ===========     ===========     ===========     ===========

                                                                   (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                      NBAMTGro       NBAMTGuard       NBAMTLMat       NBAMTPart
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $         -           8,724         282,470          29,181
  Mortality and expense risk charges (note 2) ...        (14,561)         (9,190)        (39,281)        (39,193)
                                                     -----------     -----------     -----------     -----------
    Net investment activity .....................        (14,561)           (466)        243,189         (10,012)
                                                     -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........        897,269       2,427,666       1,270,103       1,827,348
  Cost of mutual fund shares sold ...............     (1,151,138)     (2,483,784)     (1,267,593)     (1,916,371)
                                                     -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........       (253,869)        (56,118)          2,510         (89,023)
  Change in unrealized gain (loss)
    on investments ..............................       (174,537)        (90,025)       (174,461)       (430,514)
                                                     -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       (428,406)       (146,143)       (171,951)       (519,537)
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ......................              -               -               -               -
                                                     -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (442,967)       (146,609)         71,238        (529,549)
                                                     ===========     ===========     ===========     ===========


                                                     OppAggGro        OppBdFd        OppCapAp        OppGlSec
                                                    -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         3,469         721,965          36,635          43,300
  Mortality and expense risk charges (note 2) ...        (3,070)        (69,917)        (47,889)        (62,455)
                                                    -----------     -----------     -----------     -----------
    Net investment activity .....................           399         652,048         (11,254)        (19,155)
                                                    -----------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     2,022,869       1,515,369       2,317,030       5,595,477
  Cost of mutual fund shares sold ...............    (2,086,970)     (1,596,928)     (3,150,230)     (6,018,534)
                                                    -----------     -----------     -----------     -----------
    Realized gain (loss) on investments .........       (64,101)        (81,559)       (833,200)       (423,057)
  Change in unrealized gain (loss)
    on investments ..............................       (17,055)       (418,615)       (561,224)       (256,630)
                                                    -----------     -----------     -----------     -----------
    Net gain (loss) on investments ..............       (81,156)       (500,174)     (1,394,424)       (679,687)
                                                    -----------     -----------     -----------     -----------
  Reinvested capital gains ......................             -               -               -               -
                                                    -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (80,757)        151,874      (1,405,678)       (698,842)
                                                    ===========     ===========     ===========     ===========

                                                     OppMSGrinc      OppMultStr    SGVITMdCpGr      StOpp2
                                                     ----------      ----------    -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    4,915        121,591              -              -
  Mortality and expense risk charges (note 2) ...        (5,399)       (26,082)        (3,590)       (61,546)
                                                     ----------      ----------    -----------   -----------

    Net investment activity .....................          (484)        95,509         (3,590)       (61,546)
                                                     ----------      ----------    -----------   -----------
  Proceeds from mutual funds shares sold ........       325,093        446,621        189,501      5,413,652
  Cost of mutual fund shares sold ...............      (399,286)      (501,877)      (276,250)    (6,499,271)
                                                     ----------      ----------    -----------   -----------
    Realized gain (loss) on investments .........       (74,193)       (55,256)       (86,749)    (1,085,619)
  Change in unrealized gain (loss)
    on investments ..............................        23,993       (375,346)       (47,405)      (268,191)
                                                     ----------      ----------    -----------   -----------
    Net gain (loss) on investments ..............       (50,200)      (430,602)      (134,154)    (1,353,810)
                                                     ----------      ----------    -----------   -----------
  Reinvested capital gains ......................             -         50,467              -              -
                                                     ----------      ----------    -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (50,684)      (284,626)      (137,744)    (1,415,356)
                                                     ==========     ==========     ==========    ===========


                                                      StDisc2       StintStk2     TurnGVITGro     VEWrldBd
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -          9,058              -              -
  Mortality and expense risk charges (note 2) ...        (7,275)        (2,423)          (391)        (6,160)
                                                    -----------    -----------    -----------    -----------

    Net investment activity .....................        (7,275)         6,635           (391)        (6,160)
                                                    -----------    -----------    -----------    -----------
  Proceeds from mutual funds shares sold ........       190,583        992,156        257,166        225,487
  Cost of mutual fund shares sold ...............      (163,831)      (985,097)      (250,922)      (222,677)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        26,752          7,059          6,244          2,810
  Change in unrealized gain (loss)
    on investments ..............................       (66,396)       (33,263)       (13,187)        84,461
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (39,644)       (26,204)        (6,943)        87,271
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             -              -              -              -
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (46,919)       (19,569)        (7,334)        81,111
                                                    ===========    ===========    ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                     VEWrldEMkt     VEWrldHAs       VKEmMkt       VKUSRealEst
                                                     ----------    -----------     ----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    1,449          3,015              -              -
  Mortality and expense risk charges (note 2) ...        (6,300)        (3,002)        (2,610)       (32,284)
                                                     ----------    -----------     ----------     ----------
    Net investment activity .....................        (4,851)            13         (2,610)       (32,284)
                                                     ----------    -----------     ----------     ----------

  Proceeds from mutual funds shares sold ........       496,901        171,817         89,364      2,654,260
  Cost of mutual fund shares sold ...............      (386,362)      (162,388)       (86,400)    (2,495,403)
                                                     ----------    -----------     ----------     ----------
    Realized gain (loss) on investments .........       110,539          9,429          2,964        158,857
  Change in unrealized gain (loss)
    on investments ..............................       (64,219)        25,078         (3,208)       250,789
                                                     ----------    -----------     ----------     ----------
    Net gain (loss) on investments ..............        46,320         34,507           (244)       409,646
                                                     ----------    -----------     ----------     ----------
  Reinvested capital gains ......................             -              -              -              -
                                                     ----------    -----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   41,469         34,520         (2,854)       377,362
                                                     ==========    ===========     ==========     ==========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                 TOTAL                           ACVPBal
                                                     -----------------------------       ---------------------------
                                                        2002              2001              2002              2001
                                                     ------------     ------------       ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income .........................    $  1,759,257        3,692,256           50,603           65,393
  Realized gain (loss) on investments ...........     (13,548,386)     (51,874,436)         (62,162)        (135,354)
  Change in unrealized gain (loss)
    on investments ..............................     (12,066,258)      10,715,621         (164,782)        (114,452)
  Reinvested capital gains ......................       1,296,808       14,154,135                -          103,922
                                                     ------------     ------------       ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................     (22,558,579)     (23,312,424)        (176,341)         (80,491)
                                                     ------------     ------------       ----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,570,758        3,213,877               21               22
  Transfers between funds .......................               -                -         (143,496)        (228,858)
  Redemptions ...................................     (45,916,164)     (39,674,039)        (202,461)        (227,131)
  Annuity benefits ..............................         (11,535)         (13,226)               -                -
  Annual contract maintenance charges
    (note 2) ....................................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ....................................               -                -                -                -
  Adjustments to maintain reserves ..............          10,613          197,403              (13)             (27)
                                                     ------------     ------------       ----------       ----------
      Net equity transactions ...................     (44,346,328)     (36,275,985)        (345,949)        (455,994)
                                                     ------------     ------------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (66,904,907)     (59,588,409)        (522,290)        (536,485)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     322,158,316      428,751,307        2,730,119        3,362,500
                                                     ------------     ------------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD............    $255,253,409      369,162,898        2,207,829        2,826,015
                                                     ============     ============       ==========       ==========
CHANGES IN UNITS:
  Beginning units ...............................      23,359,249       27,612,822          194,967          228,249
                                                     ------------     ------------       ----------       ----------
  Units purchased ...............................       1,346,210       93,989,298                2           13,139
  Units redeemed ................................      (5,064,345)     (96,154,001)         (25,790)         (44,938)
                                                     ------------     ------------       ----------       ----------
  Ending units ..................................      19,641,114       25,448,119          169,179          196,450
                                                     ============     ============       ==========       ==========

                                                               ACVPCapAp                    ACVPIncGr
                                                     ---------------------------      ----------------------------
                                                        2002             2001             2002             2001
                                                     ----------      -----------      -----------       ----------
INVESTMENT ACTIVITY:
  Net investment income .........................       (15,056)         (26,727)          13,509            4,798
  Realized gain (loss) on investments ...........    (1,003,727)      (1,070,488)        (268,009)        (216,744)
  Change in unrealized gain (loss)
    on investments ..............................       799,157       (1,054,547)        (262,584)          24,141
  Reinvested capital gains ......................             -        1,361,177                -                -
                                                     ----------      -----------      -----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................      (219,626)        (790,585)        (517,084)        (187,805)
                                                     ----------      -----------      -----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         4,465            5,105            8,519           23,228
  Transfers between funds .......................      (405,894)        (946,043)        (237,081)        (268,144)
  Redemptions ...................................      (233,945)        (216,771)        (367,430)        (332,436)
  Annuity benefits ..............................             -                -                -                -
  Annual contract maintenance charges
    (note 2) ....................................             -                -                -                -
  Contingent deferred sales charges
    (note 2) ....................................             -                -                -                -
  Adjustments to maintain reserves ..............           (21)            (104)             (17)             171
                                                     ----------      -----------      -----------       ----------
      Net equity transactions ...................      (635,395)      (1,157,813)        (596,009)        (577,181)
                                                     ----------      -----------      -----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      (855,021)      (1,948,398)      (1,113,093)        (764,986)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     2,335,899        5,105,125        5,165,055        4,530,314
                                                     ----------      -----------      -----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD............     1,480,878        3,156,727        4,051,962        3,765,328
                                                     ==========      ===========      ===========       ==========
CHANGES IN UNITS:
  Beginning units ...............................       219,542          340,105          516,121          408,827
                                                     ----------      -----------      -----------       ----------
  Units purchased ...............................           447           55,106              878           81,417
  Units redeemed ................................       (63,998)        (148,153)         (62,325)        (134,399)
                                                     ----------      -----------      -----------       ----------
  Ending units ..................................       155,991          247,058          454,674          355,845
                                                     ==========      ===========      ===========       ==========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     ACVPInt                       ACVPInt3
                                           ---------------------------     ---------------------------
                                               2002            2001            2002            2001
                                           -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $     4,124        (104,874)         (1,154)              -
  Realized gain (loss) on investments .       (153,494)     (4,137,877)             85               -
  Change in unrealized gain (loss)
    on investments ....................       (317,444)       (683,556)         20,064               -
  Reinvested capital gains ............              -       1,431,266               -               -
                                           -----------     -----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (466,814)     (3,495,041)         18,995               -
                                           -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         14,684         715,333           7,012               -
  Transfers between funds .............     (3,263,590)      2,235,470       2,147,514               -
  Redemptions .........................       (597,620)     (1,031,366)         (1,875)              -
  Annuity benefits ....................         (1,435)         (1,933)              -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....           (262)          6,945               7               -
                                           -----------     -----------     -----------     -----------
      Net equity transactions .........     (3,848,223)      1,924,449       2,152,658               -
                                           -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (4,315,037)     (1,570,592)      2,171,653               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,804,440      18,761,381               -               -
                                           -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 5,489,403      17,190,789       2,171,653               -
                                           ===========     ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units .....................        694,788         927,817               -               -
                                           -----------     -----------     -----------     -----------
  Units purchased .....................          1,087       7,759,996         223,785               -
  Units redeemed ......................       (285,781)     (7,615,185)           (194)              -
                                           -----------     -----------     -----------     -----------

  Ending units ........................        410,094       1,072,628         223,591               -
                                           ===========     ===========     ===========     ===========


                                                    ACVPVal                          CSGPVen
                                           ---------------------------     ---------------------------
                                               2002            2001           2002              2001
                                           -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............          8,536          (2,104)         (2,873)         (5,741)
  Realized gain (loss) on investments .         99,325         134,158         (99,353)       (234,773)
  Change in unrealized gain (loss)
    on investments ....................     (1,183,442)        402,030          40,630          53,581
  Reinvested capital gains ............        546,450               -               -               -
                                           -----------     -----------     -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (529,131)        534,084         (61,596)       (186,933)
                                           -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         23,311          22,048           4,868           7,931
  Transfers between funds .............      1,221,293       5,632,733         (62,798)       (261,219)
  Redemptions .........................       (875,642)       (321,895)        (13,610)        (40,422)
  Annuity benefits ....................         (1,018)           (982)              -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....         (1,960)          2,684              66            (582)
                                           -----------     -----------     -----------      ----------
      Net equity transactions .........        365,984       5,334,588         (71,474)       (294,292)
                                           -----------     -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (163,147)      5,868,672        (133,070)       (481,225)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     10,162,658       3,141,977         455,775       1,107,002
                                           -----------     -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      9,999,511       9,010,649         322,705         625,777
                                           ===========     ===========     ===========      ==========

CHANGES IN UNITS:
  Beginning units .....................        616,782         211,785          42,254          72,171
                                           -----------     -----------     -----------      ----------
  Units purchased .....................         27,668         876,501             488           2,322
  Units redeemed ......................         (8,087)       (517,157)         (7,665)        (23,329)
                                           -----------     -----------     -----------      ----------

  Ending units ........................        636,363         571,129          35,077          51,164
                                           ===========     ===========     ===========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     CSIntEq                       CSSmCapGr
                                           ---------------------------     ---------------------------
                                               2002           2001            2002            2001
                                           -----------    ------------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (13,288)        (31,999)        (24,141)        (34,940)
  Realized gain (loss) on investments .        140,306        (373,271)       (747,626)     (1,683,329)
  Change in unrealized gain (loss)
    on investments ....................        (97,479)        401,976         (29,331)        855,182
  Reinvested capital gains ............              -               -               -               -
                                           -----------    ------------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         29,539          (3,294)       (801,098)       (863,087)
                                           -----------    ------------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         25,833         657,177          21,700           5,655
  Transfers between funds .............       (197,577)      3,590,047        (127,725)       (657,383)
  Redemptions .........................       (133,323)       (143,952)       (345,308)       (404,826)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....             (3)              8             (28)         (5,981)
                                           -----------    ------------     -----------     -----------
      Net equity transactions .........       (305,070)      4,103,280        (451,361)     (1,062,535)
                                           -----------    ------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (275,531)      4,099,986      (1,252,459)     (1,925,622)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,806,919       3,286,025       3,873,879       6,172,610
                                           -----------    ------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 1,531,388       7,386,011       2,621,420       4,246,988
                                           ===========    ============     ===========     ===========

CHANGES IN UNITS:
  Beginning units .....................        204,407         284,709         284,014         374,546
                                           -----------    ------------     -----------     -----------
   Units purchased .....................          2,300      13,834,561           1,769          34,009
  Units redeemed ......................        (29,460)    (13,352,432)        (38,563)       (107,858)
                                           -----------    ------------     -----------     -----------

  Ending units ........................        177,247         766,838         247,220         300,697
                                           ===========    ============     ===========     ===========

                                                 DryMidCapIx                      DryEuroEq
                                          --------------------------      --------------------------
                                             2002            2001             2002         2001
                                          ----------      ----------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (11,827)         (2,761)           (176)         (1,220)
  Realized gain (loss) on investments .       86,795         (26,386)         (4,564)         (5,150)
  Change in unrealized gain (loss)
    on investments ....................     (198,599)         13,124          (1,067)           (760)
  Reinvested capital gains ............        7,530               -               -               -
                                          ----------      ----------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (116,101)        (16,023)         (5,807)         (7,130)
                                          ----------      ----------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       30,101          20,900               -             885
  Transfers between funds .............      823,953         643,725          (5,239)        130,786
  Redemptions .........................     (192,254)        (32,173)        (12,451)         (1,017)
  Annuity benefits ....................            -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................            -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................            -               -               -               -
  Adjustments to maintain reserves ....       (2,944)             (8)             97              28
                                          ----------      ----------      ----------     -----------
      Net equity transactions .........      658,856         632,444         (17,593)        130,682
                                          ----------      ----------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      542,755         616,421         (23,400)        123,552
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    1,553,813         621,669          32,894         214,821
                                          ----------      ----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   2,096,568       1,238,090           9,494         338,373
                                          ==========      ==========      ==========     ===========

CHANGES IN UNITS:
  Beginning units .....................      153,386          59,684           5,014          23,190
                                          ----------      ----------      ----------     -----------
  Units purchased .....................       74,679         114,055               -         797,598
  Units redeemed ......................      (11,592)        (54,786)         (3,429)       (774,560)
                                          ----------      ----------      ----------     -----------

  Ending units ........................      216,473         118,953           1,585          46,228
                                          ==========      ==========      ==========     ===========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     DrySmCapIxS                    DrySRGro
                                              -------------------------      --------------------------
                                                 2002            2001            2002          2001
                                              ---------       ---------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ................      $      (3)              -         (15,852)        (32,899)
  Realized gain (loss) on investments ..           (296)              -        (362,370)        (41,766)
  Change in unrealized gain (loss)
    on investments .....................              -               -         (21,386)       (649,682)
  Reinvested capital gains .............              -               -               -               -
                                              ---------       ---------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................           (299)              -        (399,608)       (724,347)
                                              ---------       ---------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................              -               -          15,783          17,756
  Transfers between funds ..............            299               -        (349,302)       (478,077)
  Redemptions ..........................              -               -        (225,666)       (237,808)
  Annuity benefits .....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ...........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ...........................              -               -               -               -
  Adjustments to maintain reserves .....              -               -              16            (117)
                                              ---------       ---------      ----------     -----------
      Net equity transactions ..........            299               -        (559,169)       (698,246)
                                              ---------       ---------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..              -               -        (958,777)     (1,422,593)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................              -               -       2,606,712       5,326,389
                                              ---------       ---------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         $       -               -       1,647,935       3,903,796
                                              =========       =========      ==========     ===========

CHANGES IN UNITS:
  Beginning units ......................              -               -         165,168         257,488
                                              ---------       ---------      ----------     -----------
  Units purchased ......................              -               -           1,080          21,571
  Units redeemed .......................              -               -         (39,339)        (57,713)
                                              ---------       ---------      ----------     -----------
  Ending units .........................              -               -         126,909         221,346
                                              =========       =========      ==========     ===========


                                                       DryStkIx                        DryVIFApp
                                              ---------------------------      --------------------------
                                                  2002           2001              2002           2001
                                              -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ................          (37,099)       (102,844)        (21,402)        (21,952)
  Realized gain (loss) on investments ..       (2,702,883)     (5,055,745)       (132,998)       (104,698)
  Change in unrealized gain (loss)
    on investments .....................       (1,122,707)      1,797,327        (145,446)       (103,693)
  Reinvested capital gains .............                -           7,567               -               -
                                              -----------     -----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       (3,862,689)     (3,353,695)       (299,846)       (230,343)
                                              -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................          145,537          68,651          18,173          19,016
  Transfers between funds ..............       (1,814,428)     (5,556,531)        400,460         (82,417)
  Redemptions ..........................       (2,042,458)     (5,085,623)       (243,135)       (177,463)
  Annuity benefits .....................                -               -               -               -
  Annual contract maintenance charges
    (note 2) ...........................                -               -               -               -
  Contingent deferred sales charges
    (note 2) ...........................                -               -               -               -
  Adjustments to maintain reserves .....               18            (671)            (27)            (44)
                                              -----------     -----------      ----------      ----------
      Net equity transactions ..........       (3,711,331)    (10,574,174)        175,471        (240,908)
                                              -----------     -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       (7,574,020)    (13,927,869)       (124,375)       (471,251)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................       29,777,807      49,707,752       2,851,828       3,322,641
                                              -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD          22,203,787      35,779,883       2,727,453       2,851,390
                                              ===========     ===========      =========       ==========

CHANGES IN UNITS:
  Beginning units ......................        1,679,514       2,426,165         227,008         236,364
                                              -----------     -----------      ----------      ----------
  Units purchased ......................            8,796         990,341          17,038          89,718
  Units redeemed .......................         (233,115)     (1,528,307)         (4,578)       (108,118)
                                              -----------     -----------      ----------      ----------
  Ending units .........................        1,455,195       1,888,199         239,468         217,964
                                              ===========     ===========      =========       ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    DryVIFGrInc                     FedQualBd
                                           ---------------------------      -------------------------
                                               2002            2001            2002           2001
                                           -----------      ----------      ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (11,435)        (14,566)           (165)             -
  Realized gain (loss) on investments .        (42,704)         27,269             185              -
  Change in unrealized gain (loss)
    on investments ....................       (340,646)        (77,666)           (546)             -
  Reinvested capital gains ............              -          30,762               -              -
                                           -----------      ----------      ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (394,785)        (34,201)           (526)             -
                                           -----------      ----------      ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          3,826           9,712               -              -
  Transfers between funds .............        164,607         (98,112)        265,827              -
  Redemptions .........................       (209,664)       (115,472)              -              -
  Annuity benefits ....................              -               -               -              -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -              -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -              -
  Adjustments to maintain reserves ....            (27)            (25)            (32)             -
                                           -----------      ----------      ----------     ----------
      Net equity transactions .........        (41,258)       (203,897)        265,795              -
                                           -----------      ----------      ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (436,043)       (238,098)        265,269              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      2,489,768       2,984,271               -              -
                                           -----------      ----------      ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 2,053,725       2,746,173         265,269              -
                                           ===========      ==========      ==========     ==========

CHANGES IN UNITS:
  Beginning units .....................        194,920         216,765               -              -
                                           -----------      ----------      ----------     ----------
  Units purchased .....................         15,621          18,522          26,274              -
  Units redeemed ......................        (19,445)        (34,028)              -              -
                                           -----------      ----------      ----------     ----------
  Ending units ........................        191,096         201,259          26,274              -
                                           ===========      ==========      ==========     ==========


                                                    FidVIPEI                        FidVIPGr
                                           ---------------------------     ---------------------------
                                              2002             2001            2002          2001
                                           -----------     -----------     -----------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............        170,444         226,481         (95,094)       (211,626)
  Realized gain (loss) on investments .       (334,619)        173,194      (1,758,369)     (9,373,888)
  Change in unrealized gain (loss)
    on investments ....................     (1,536,297)     (1,968,002)     (2,243,568)      3,339,737
  Reinvested capital gains ............        419,813       1,112,215               -       2,506,352
                                           -----------     -----------     -----------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,280,659)       (456,112)     (4,097,031)     (3,739,425)
                                           -----------     -----------     -----------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         51,109          42,870         115,703         158,490
  Transfers between funds .............         43,037         356,251        (700,534)     (4,947,135)
  Redemptions .........................     (1,523,522)     (1,491,738)     (1,396,436)     (4,187,421)
  Annuity benefits ....................         (1,359)         (1,510)         (1,815)         (2,294)
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....           (423)          4,170           1,041           1,158
                                           -----------     -----------     -----------    ------------
      Net equity transactions .........     (1,431,158)     (1,089,957)     (1,982,041)     (8,977,202)
                                           -----------     -----------     -----------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (2,711,817)     (1,546,069)     (6,079,072)    (12,716,627)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     19,763,212      24,194,270      21,677,134      40,663,574
                                           -----------     -----------     -----------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .     17,051,395      22,648,201      15,598,062      27,946,947
                                           ===========     ===========     ===========    ============

CHANGES IN UNITS:
  Beginning units .....................      1,237,868       1,419,163       1,214,827       1,849,241
                                           -----------     -----------     -----------    ------------
  Units purchased .....................          6,032         389,109           7,266       1,195,484
  Units redeemed ......................        (97,607)       (457,828)       (131,686)     (1,627,993)
                                           -----------     -----------     -----------    ------------
  Ending units ........................      1,146,293       1,350,444       1,090,407       1,416,732
                                           ===========     ===========     ===========    ============


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FidVIPHI                          FidVIPOv
                                           -----------------------------       ---------------------------
                                                2002            2001              2002             2001
                                           ------------      -----------       ----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $    705,874        1,682,219             (588)         420,072
  Realized gain (loss) on investments .        (699,769)      (3,725,423)          42,091       (1,387,567)
  Change in unrealized gain (loss)
    on investments ....................        (338,537)       1,201,608          (44,723)         (60,558)
  Reinvested capital gains ............               -                -                -          735,958
                                           ------------      -----------       ----------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (332,432)        (841,596)          (3,220)        (292,095)
                                           ------------      -----------       ----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          29,028           28,794            6,956          659,102
  Transfers between funds .............      (3,476,173)          84,983         (222,585)       2,345,162
  Redemptions .........................        (571,404)      (1,073,803)        (136,259)        (406,564)
  Annuity benefits ....................               -                -                -                -
  Annual contract maintenance charges
    (note 2) ..........................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................               -                -                -                -
  Adjustments to maintain reserves ....             (38)               1           (1,074)            (162)
                                           ------------      -----------       ----------      -----------
      Net equity transactions .........      (4,018,587)        (960,025)        (352,962)       2,597,538
                                           ------------      -----------       ----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..      (4,351,019)      (1,801,621)        (356,182)       2,305,443
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      10,315,674       12,337,028        2,655,344        5,859,951
                                           ------------      -----------       ----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  5,964,655       10,535,407        2,299,162        8,165,394
                                           ============      ===========       ==========      ===========

CHANGES IN UNITS:
  Beginning units .....................       1,214,161        1,263,020          228,754          392,157
                                           ------------      -----------       ----------      -----------
  Units purchased .....................           3,427        1,792,695              478        7,994,535
  Units redeemed ......................        (477,901)      (1,885,116)         (24,642)      (7,765,047)
                                           ------------      -----------       ----------      -----------
  Ending units ........................         739,687        1,170,599          204,590          621,645
                                           ============      ===========       ==========      ===========

                                                  FidVIPOvR                       FidVIPAM
                                           ------------------------      ---------------------------
                                             2002           2001            2002            2001
                                           ---------     ----------      ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         (102)             -         215,680          301,734
  Realized gain (loss) on investments .       (1,761)             -        (332,672)         (85,334)
  Change in unrealized gain (loss)
    on investments ....................       (2,038)             -        (512,542)        (744,301)
  Reinvested capital gains ............            -              -               -          136,717
                                           ---------     ----------      ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (3,901)             -        (629,534)        (391,184)
                                           ---------     ----------      ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        2,724              -          13,946           13,866
  Transfers between funds .............      105,535              -        (344,505)        (200,471)
  Redemptions .........................       (3,411)             -        (386,104)        (615,479)
  Annuity benefits ....................            -              -               -                -
  Annual contract maintenance charges
    (note 2) ..........................            -              -               -                -
  Contingent deferred sales charges
    (note 2) ..........................            -              -               -                -
  Adjustments to maintain reserves ....          (21)             -             (29)             (68)
                                           ---------     ----------      ----------       ----------
      Net equity transactions .........      104,827              -        (716,692)        (802,152)
                                           ---------     ----------      ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..      100,926              -      (1,346,226)      (1,193,336)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................            -              -       7,281,552        9,258,206
                                           ---------     ----------      ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      100,926              -       5,935,326        8,064,870
                                           =========     ==========      ==========       ==========

CHANGES IN UNITS:
  Beginning units .....................            -              -         499,835          600,638
                                           ---------     ----------      ----------       ----------
  Units purchased .....................       10,930              -           1,012            4,620
  Units redeemed ......................         (324)             -         (53,008)         (58,753)
                                           ---------     ----------      ----------       ----------
  Ending units ........................       10,606              -         447,839          546,505
                                           =========     ==========      ==========       ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FidVIPCon                       FidVIPGrOp
                                           -----------------------------      ----------------------------
                                                2002            2001             2002             2001
                                           ------------      -----------      -----------      -----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $     14,751           18,564           36,900          (36,813)
  Realized gain (loss) on investments .      (1,650,752)        (875,316)        (310,879)      (2,460,146)
  Change in unrealized gain (loss)
    on investments ....................       1,407,521       (2,465,011)        (318,651)       1,261,607
  Reinvested capital gains ............               -          627,856                -                -
                                           ------------      -----------      -----------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (228,480)      (2,693,907)        (592,630)      (1,235,352)
                                           ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................         120,830          117,579           55,351            3,703
  Transfers between funds .............        (368,308)      (1,222,371)      (2,393,294)      (3,008,865)
  Redemptions .........................      (1,292,589)      (1,252,026)        (375,469)      (2,921,779)
  Annuity benefits ....................            (367)            (401)               -                -
  Annual contract maintenance charges
    (note 2) ..........................               -                -                -                -
  Contingent deferred sales charges
    (note 2) ..........................               -                -                -                -
  Adjustments to maintain reserves ....          (3,214)           5,398             (466)           7,254
                                           ------------      -----------      -----------      -----------
      Net equity transactions .........      (1,543,648)      (2,351,821)      (2,713,878)      (5,919,687)
                                           ------------      -----------      -----------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (1,772,128)      (5,045,728)      (3,306,508)      (7,155,039)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      17,720,838       25,364,828        6,178,511       16,880,133
                                           ------------      -----------      -----------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 15,948,710       20,319,100        2,872,003        9,725,094
                                           ============      ===========      ===========      ===========

CHANGES IN UNITS:
  Beginning units .....................         981,897        1,215,343          650,185        1,497,995
                                           ------------      -----------      -----------      -----------
  Units purchased .....................           6,652           92,441            6,106        1,184,154
  Units redeemed ......................         (91,440)        (218,913)        (305,453)      (1,729,287)
                                           ------------      -----------      -----------      -----------

  Ending units ........................         897,109        1,088,871          350,838          952,862
                                           ============      ===========      ===========      ===========


                                                   GVITEmMrkts                      GVITEmMrkts3
                                           ----------------------------      --------------------------
                                               2002            2001             2002            2001
                                           -----------      -----------      -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           (948)             (74)               1              -
  Realized gain (loss) on investments .          6,015          (29,755)               -              -
  Change in unrealized gain (loss)
    on investments ....................        (12,832)            (345)            (441)             -
  Reinvested capital gains ............              -                -                -              -
                                           -----------      -----------      -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (7,765)         (30,174)            (440)             -
                                           -----------      -----------      -----------    -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................            150              100                -              -
  Transfers between funds .............         43,394           54,470            5,533              -
  Redemptions .........................        (55,172)          (2,327)               -              -
  Annuity benefits ....................              -                -                -              -
  Annual contract maintenance charges
    (note 2) ..........................              -                -                -              -
  Contingent deferred sales charges
    (note 2) ..........................              -                -                -              -
  Adjustments to maintain reserves ....             44               (2)              (1)             -
                                           -----------      -----------      -----------    -----------
      Net equity transactions .........        (11,584)          52,241            5,532              -
                                           -----------      -----------      -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (19,349)          22,067            5,092              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         85,642                -                -              -
                                           -----------      -----------      -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .         66,293           22,067            5,092              -
                                           ===========      ===========      ===========    ===========

CHANGES IN UNITS:
  Beginning units .....................         10,558                -                -              -
                                           -----------      -----------      -----------    -----------
  Units purchased .....................          7,924           27,061              586              -
  Units redeemed ......................        (10,040)         (24,551)               -              -
                                           -----------      -----------      -----------    -----------

  Ending units ........................          8,442            2,510              586              -
                                           ===========      ===========      ===========    ===========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                   GVITGlTech                      GVITGlTech3
                                           ---------------------------      --------------------------
                                               2002            2001            2002           2001
                                           -----------     -----------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $       (23)           (140)             10               -
  Realized gain (loss) on investments .           (405)         (8,361)              -               -
  Change in unrealized gain (loss)
    on investments ....................         (5,884)          1,653            (242)              -
  Reinvested capital gains ............              -               -               -               -
                                           -----------     -----------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         (6,312)         (6,848)           (232)              -
                                           -----------     -----------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................              -           3,788               -               -
  Transfers between funds .............         (1,288)         32,952           1,852               -
  Redemptions .........................           (139)         (3,788)              -               -
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....             19            (249)              -               -
                                           -----------     -----------      ----------     -----------
      Net equity transactions .........         (1,408)         32,703           1,852               -
                                           -----------     -----------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..         (7,720)         25,855           1,620               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         20,116          12,694               -               -
                                           -----------     -----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $    12,396          38,549           1,620               -
                                           ===========     ===========      ==========     ===========

CHANGES IN UNITS:
  Beginning units .....................          5,944           2,117               -               -
                                           -----------     -----------      ----------     -----------
  Units purchased .....................              -          13,599             191               -
  Units redeemed ......................           (518)         (6,580)              -               -
                                           -----------     -----------      ----------     -----------
  Ending units ........................          5,426           9,136             191               -
                                           ===========     ===========      ==========     ===========


                                                    GVITGvtBd                       GVITGrowth
                                           ---------------------------     ---------------------------
                                               2002            2001            2002           2001
                                           -----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        211,717         251,092         (29,767)        (59,145)
  Realized gain (loss) on investments .        214,423         218,017          (9,113)     (5,811,666)
  Change in unrealized gain (loss)
    on investments ....................         12,897        (239,849)       (763,453)      3,919,487
  Reinvested capital gains ............         13,579               -               -               -
                                           -----------      ----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        452,616         229,260        (802,333)     (1,951,324)
                                           -----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         33,745          37,568          71,436         (18,049)
  Transfers between funds .............        960,772       1,503,720         962,826      (2,320,189)
  Redemptions .........................     (1,141,814)     (1,511,480)       (423,341)     (2,705,278)
  Annuity benefits ....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....            (96)             33            (746)           (289)
                                           -----------      ----------     -----------     -----------
      Net equity transactions .........       (147,393)         29,841         610,175      (5,043,805)
                                           -----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        305,223         259,101        (192,158)     (6,995,129)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     14,068,275      13,591,881       4,156,758      12,422,511
                                           -----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     14,373,498      13,850,982       3,964,600       5,427,382
                                           ===========      ==========     ===========     ===========

CHANGES IN UNITS:
  Beginning units .....................      1,059,220       1,081,594         390,499         826,422
                                           -----------      ----------     -----------     -----------
  Units purchased .....................         87,780         495,345          80,419       1,520,777
  Units redeemed ......................       (100,781)       (493,015)        (18,100)     (1,884,920)
                                           -----------      ----------     -----------     -----------
  Ending units ........................      1,046,219       1,083,924         452,818         462,279
                                           ===========      ==========     ===========     ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                  GVITIDCon                    GVITIDMod
                                          -----------------------    ----------------------
                                              2002        2001          2002        2001
                                          ----------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............    $     885            -           25            -
  Realized gain (loss) on investments .         (348)           -           (2)           -
  Change in unrealized gain (loss)
    on investments ....................       (2,977)           -       (1,240)           -
  Reinvested capital gains ............            2            -            -            -
                                          ----------    ---------    ---------    ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (2,438)           -       (1,217)           -
                                          ----------    ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................            -            -            -            -
  Transfers between funds .............      233,526            -       24,181            -
  Redemptions .........................       (1,784)           -            -            -
  Annuity benefits ....................            -            -            -            -
  Annual contract maintenance charges
    (note 2) ..........................            -            -            -            -
  Contingent deferred sales charges
    (note 2) ..........................            -            -            -            -
  Adjustments to maintain reserves ....            2            -           (4)           -
                                          ----------    ---------    ---------    ---------
      Net equity transactions .........      231,744            -       24,177            -
                                          ----------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      229,306            -       22,960            -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................            -            -            -            -
                                          ----------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 229,306            -       22,960            -
                                          ==========    =========    =========    =========

CHANGES IN UNITS:
  Beginning units .....................            -            -            -            -
                                          ----------    ---------    ---------    ---------
  Units purchased .....................       23,228            -        2,383            -
  Units redeemed ......................         (175)           -            -            -
                                          ----------    ---------    ---------    ---------
  Ending units ........................       23,053            -        2,383            -
                                          ==========    =========    =========    =========


                                               GVITIDModAgg             GVITIDModCon
                                          ----------------------    ----------------------
                                            2002          2001         2002        2001
                                          ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          46            -           29            -
  Realized gain (loss) on investments .          (1)           -           (8)           -
  Change in unrealized gain (loss)
    on investments ....................        (412)           -         (560)           -
  Reinvested capital gains ............           1            -            -            -
                                          ---------    ---------    ---------    ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (366)           -         (539)           -
                                          ---------    ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           -            -          500            -
  Transfers between funds .............      15,484            -       19,982            -
  Redemptions .........................           -            -         (600)           -
  Annuity benefits ....................           -            -            -            -
  Annual contract maintenance charges
    (note 2) ..........................           -            -            -            -
  Contingent deferred sales charges
    (note 2) ..........................           -            -            -            -
  Adjustments to maintain reserves ....          (1)           -           (4)           -
                                          ---------    ---------    ---------    ---------
      Net equity transactions .........      15,483            -       19,878            -
                                          ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      15,117            -       19,339            -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................           -            -            -            -
                                          ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .      15,117            -       19,339            -
                                          =========    =========    =========    =========

CHANGES IN UNITS:
  Beginning units .....................           -            -            -            -
                                          ---------    ---------    ---------    ---------
  Units purchased .....................       1,585            -        2,029            -
  Units redeemed ......................           -            -          (56)           -
                                          ---------    ---------    ---------    ---------
  Ending units ........................       1,585            -        1,973            -
                                          =========    =========    =========    =========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     GVITIntGro                    GVITMyMkt
                                              ------------------------     ---------------------------
                                                2002           2001            2002           2001
                                              ---------      ---------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ................      $       -             (8)        (28,739)        727,900
  Realized gain (loss) on investments ..              -          1,353               -               -
  Change in unrealized gain (loss)
    on investments .....................              -            (82)              -               -
  Reinvested capital gains .............              -              -               -               -
                                              ---------      ---------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................              -          1,263         (28,739)        727,900
                                              ---------      ---------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................              -              -         385,927         424,333
  Transfers between funds ..............              -          1,449       1,012,430        (247,057)
  Redemptions ..........................              -              -     (25,740,820)     (8,534,446)
  Annuity benefits .....................              -              -               -               -
  Annual contract maintenance charges
    (note 2) ...........................              -              -               -               -
  Contingent deferred sales charges
    (note 2) ...........................              -              -               -               -
  Adjustments to maintain reserves .....              -             (2)            173           6,389
                                              ---------      ---------     -----------     -----------
      Net equity transactions ..........              -          1,447     (24,342,290)     (8,350,781)
                                              ---------      ---------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..              -          2,710     (24,371,029)     (7,622,881)

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................              -              -      49,728,212      48,096,601
                                              ---------      ---------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..      $       -          2,710      25,357,183      40,473,720
                                              =========      =========     ===========     ===========

CHANGES IN UNITS:
  Beginning units ......................              -              -       4,059,331       4,008,314
                                              ---------      ---------     -----------     -----------
  Units purchased ......................              -         17,086         114,162      45,804,035
  Units redeemed .......................              -        (16,718)     (2,101,481)    (46,491,556)
                                              ---------      ---------     -----------     -----------
  Ending units .........................              -            368       2,072,012       3,320,793
                                              =========      =========     ===========     ===========

                                                       GVITSmCapGr                 GVITSmCapVal
                                              -------------------------     ---------------------------
                                                 2002            2001          2002             2001
                                              ---------       ---------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ................         (4,423)         (2,375)        (84,621)        (55,617)
  Realized gain (loss) on investments ..        (41,205)          1,101        (198,086)        128,412
  Change in unrealized gain (loss)
    on investments .....................        (88,860)         15,722      (1,448,185)      1,573,470
  Reinvested capital gains .............              -               -         258,966               -
                                              ---------       ---------     -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................       (134,488)         14,448      (1,471,926)      1,646,265
                                              ---------       ---------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................          1,497         (21,464)         30,833           4,059
  Transfers between funds ..............        (55,441)        349,878       3,988,669       1,834,641
  Redemptions ..........................        (43,248)        (14,559)       (701,726)       (240,614)
  Annuity benefits .....................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ...........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ...........................              -               -               -               -
  Adjustments to maintain reserves .....            (31)             (6)         (1,598)             47
                                              ---------       ---------     -----------      ----------
      Net equity transactions ..........        (97,223)        313,849       3,316,178       1,598,133
                                              ---------       ---------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       (231,711)        328,297       1,844,252       3,244,398

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................        625,434         238,431       9,077,345       5,638,332
                                              ---------       ---------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..        393,723         566,728      10,921,597       8,882,730
                                              =========       =========     ===========      ==========

CHANGES IN UNITS:
  Beginning units ......................         88,529          29,652         610,425         479,284
                                              ---------       ---------     -----------      ----------
  Units purchased ......................            290          54,047         268,231         629,552
  Units redeemed .......................        (19,111)         (8,927)        (34,709)       (528,389)
                                              ---------       ---------     -----------      ----------
  Ending units .........................         69,708          74,772         843,947         580,447
                                              =========       =========     ===========      ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    GVITSmComp                      GVITTotRt
                                           ---------------------------      --------------------------
                                                2002           2001            2002           2001
                                           -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (69,269)        (68,502)        (22,872)        (27,835)
  Realized gain (loss) on investments .        515,445      (1,850,962)       (543,031)     (1,833,629)
  Change in unrealized gain (loss)
    on investments ....................       (868,852)      1,845,395         233,341       1,154,567
  Reinvested capital gains ............              -               -               -               -
                                           -----------     -----------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (422,676)        (74,069)       (332,562)       (706,897)
                                           -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         34,674          42,700          16,335          10,728
  Transfers between funds .............       (228,595)      3,264,152        (638,107)       (355,864)
  Redemptions .........................       (850,173)       (783,974)       (319,202)       (504,607)
  Annuity benefits ....................         (1,792)         (1,939)              -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -
  Adjustments to maintain reserves ....           (178)         (1,351)            (30)           (125)
                                           -----------     -----------      ----------      ----------
      Net equity transactions .........     (1,046,064)      2,519,588        (941,004)       (849,868)
                                           -----------     -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,468,740)      2,445,519      (1,273,566)     (1,556,765)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      9,741,932      11,269,067       5,954,974       8,624,241
                                           -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $ 8,273,192      13,714,586       4,681,408       7,067,476
                                           ===========     ===========      ==========      ==========

CHANGES IN UNITS:
  Beginning units .....................        496,847         528,210         390,166         490,996
                                           -----------     -----------      ----------      ----------
  Units purchased .....................          1,744         706,005           1,070         107,310
  Units redeemed ......................        (54,257)       (577,591)        (62,691)       (158,273)
                                           -----------     -----------      ----------      ----------
  Ending units ........................        444,334         656,624         328,545         440,033
                                           ===========     ===========      ==========      ==========

                                                   JanCapAp                         JanGlTechS2
                                           --------------------------        ----------------------
                                              2002            2001             2002         2001
                                           ----------      ----------        --------      --------
INVESTMENT ACTIVITY:
  Net investment income ...............        (7,130)         (1,196)            (36)            -
  Realized gain (loss) on investments .      (264,321)       (133,928)            124             -
  Change in unrealized gain (loss)
    on investments ....................       171,191         (93,399)         (2,638)            -
  Reinvested capital gains ............             -               -               -             -
                                           ----------      ----------        --------      --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (100,260)       (228,523)         (2,550)            -
                                           ----------      ----------        --------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         7,504           9,240              19             -
  Transfers between funds .............      (229,113)        317,653          23,611             -
  Redemptions .........................      (161,544)       (158,526)           (146)            -
  Annuity benefits ....................             -               -               -             -
  Annual contract maintenance charges
    (note 2) ..........................             -               -               -             -
  Contingent deferred sales charges
    (note 2) ..........................             -               -               -             -
  Adjustments to maintain reserves ....          (769)             27               2             -
                                           ----------      ----------        --------      --------
      Net equity transactions .........      (383,922)        168,394          23,486             -
                                           ----------      ----------        --------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (484,182)        (60,129)         20,936             -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,412,676       1,688,359               -             -
                                           ----------      ----------        --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .       928,494       1,628,230          20,936             -
                                           ==========      ==========        ========      ========

CHANGES IN UNITS:
  Beginning units .....................       233,415         214,884               -             -
                                           ----------      ----------        --------      --------
  Units purchased .....................         1,316          89,697           2,474             -
  Units redeemed ......................       (68,496)        (62,978)            (15)            -
                                           ----------      ----------        --------     ---------
  Ending units ........................       166,235         241,603           2,459             -
                                           ==========      ==========        ========      ========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    JanGlTech                  JanIntGroS2
                                           -------------------------     ------------------------
                                              2002           2001           2002          2001
                                           ----------     ----------     ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (2,674)        (1,757)           (62)            -
  Realized gain (loss) on investments .      (154,091)      (359,925)            (6)            -
  Change in unrealized gain (loss)
    on investments ....................        36,367        104,695         (4,924)            -
  Reinvested capital gains ............             -              -              -             -
                                           ----------     ----------     ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (120,398)      (256,987)        (4,992)            -
                                           ----------     ----------     ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           113         12,201            515             -
  Transfers between funds .............      (151,403)        25,355         77,369             -
  Redemptions .........................       (95,187)       (18,898)          (702)            -
  Annuity benefits ....................             -              -              -             -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -             -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -             -
  Adjustments to maintain reserves ....            13             18              4             -
                                           ----------     ----------     ----------    ----------
      Net equity transactions .........      (246,464)        18,676         77,186             -
                                           ----------     ----------     ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (366,862)      (238,311)        72,194             -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       591,903        747,966              -             -
                                           ----------     ----------     ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  225,041        509,655         72,194             -
                                           ==========     ==========     ==========     =========

CHANGES IN UNITS:
  Beginning units .....................       142,740        111,412              -             -
                                           ----------     ----------     ----------    ----------
  Units purchased .....................            30         82,037          7,909             -
  Units redeemed ......................       (65,064)       (90,183)           (70)            -
                                           ----------     ----------     ----------    ----------
  Ending units ........................        77,706        103,266          7,839             -
                                           ==========     ==========     ==========     =========

                                                  JanIntGro                   MGVITMultiSec
                                           -------------------------    --------------------------
                                              2002          2001            2002            2001
                                           ----------    -----------    -----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (4,054)        (1,857)         7,842          6,893
  Realized gain (loss) on investments .           917       (440,504)         1,107        (10,678)
  Change in unrealized gain (loss)
    on investments ....................       (87,832)       230,297         (6,324)        (4,000)
  Reinvested capital gains ............             -              -              -              -
                                           ----------    -----------    -----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (90,969)      (212,064)         2,625         (7,785)
                                           ----------    -----------    -----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           134          1,904          1,109            300
  Transfers between funds .............      (265,275)       648,054        170,243        (40,393)
  Redemptions .........................       (88,527)      (232,545)       (20,074)       (84,436)
  Annuity benefits ....................             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -
  Adjustments to maintain reserves ....           (86)            66            (55)           (17)
                                           ----------    -----------    -----------     ----------
      Net equity transactions .........      (353,754)       417,479        151,223       (124,546)
                                           ----------    -----------    -----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (444,723)       205,415        153,848       (132,331)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,043,073      1,475,155        248,590        324,012
                                           ----------    -----------    -----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       598,350      1,680,570        402,438        191,681
                                           ==========    ===========    ===========     ==========

CHANGES IN UNITS:
  Beginning units .....................       175,540        187,315         23,299         31,179
                                           ----------    -----------    -----------     ----------
  Units purchased .....................            23        529,662         15,384        177,115
  Units redeemed ......................       (60,099)      (462,492)        (1,460)      (189,855)
                                           ----------    -----------    -----------     ----------
  Ending units ........................       115,464        254,485         37,223         18,439
                                           ==========    ===========    ===========     ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                             NBAMTGro                        NBAMTGuard
                                                    ---------------------------      --------------------------
                                                        2002            2001            2002             2001
                                                    -----------     -----------      ----------       ---------
INVESTMENT ACTIVITY:
  Net investment income ........................    $   (14,561)        (34,954)           (466)         (2,797)
  Realized gain (loss) on investments ..........       (253,869)     (6,085,080)        (56,118)        (77,573)
  Change in unrealized gain (loss)
    on investments .............................       (174,537)      1,700,830         (90,025)            526
  Reinvested capital gains .....................              -       2,729,413               -          64,095
                                                    -----------     -----------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................       (442,967)     (1,689,791)       (146,609)        (15,749)
                                                    -----------     -----------      ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................          4,058         (37,669)          7,346           5,282
  Transfers between funds ......................       (490,581)     (2,717,898)        157,605         490,365
  Redemptions ..................................       (218,319)       (286,430)       (131,050)        (38,462)
  Annuity benefits .............................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ...................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ...................................              -               -               -               -
  Adjustments to maintain reserves .............            686          39,990             403          (3,758)
                                                    -----------     -----------      ----------       ---------
      Net equity transactions ..................       (704,156)     (3,002,007)         34,304         453,427
                                                    -----------     -----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (1,147,123)     (4,691,798)       (112,305)        437,678
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      2,619,199       7,991,932       1,139,162         562,211
                                                    -----------     -----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    $ 1,472,076       3,300,134       1,026,857         999,889
                                                    ===========     ===========      ==========       =========

CHANGES IN UNITS:
  Beginning units ..............................        195,163         408,640         112,115          53,703
                                                    -----------     -----------      ----------       ---------
  Units purchased ..............................            331          76,848           3,603         144,759
  Units redeemed ...............................        (57,903)       (276,276)         (1,106)       (103,757)
                                                    -----------     -----------      ----------       ---------
  Ending units .................................        137,591         209,212         114,612          94,705
                                                    ===========     ===========      ==========       =========

                                                            NBAMTLMat                     NBAMTPart
                                                   --------------------------      --------------------------
                                                       2002           2001            2002           2001
                                                   ----------      ----------      ----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ........................      243,189         285,882         (10,012)        (26,751)
  Realized gain (loss) on investments ..........        2,510        (102,686)        (89,023)       (150,948)
  Change in unrealized gain (loss)
    on investments .............................     (174,461)       (110,741)       (430,514)       (228,224)
  Reinvested capital gains .....................            -               -               -         285,015
                                                   ----------      ----------      ----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................       71,238          72,455        (529,549)       (120,908)
                                                   ----------      ----------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................       84,545          29,871          16,558          18,353
  Transfers between funds ......................    1,398,055         181,862        (298,896)       (689,949)
  Redemptions ..................................     (285,216)       (188,938)       (523,840)       (486,009)
  Annuity benefits .............................            -               -          (1,026)         (1,134)
  Annual contract maintenance charges
    (note 2) ...................................            -               -               -               -
  Contingent deferred sales charges
    (note 2) ...................................            -               -               -               -
  Adjustments to maintain reserves .............          (26)        122,243             192             (18)
                                                   ----------      ----------      ----------     -----------
      Net equity transactions ..................    1,197,358         145,038        (807,012)     (1,158,757)
                                                   ----------      ----------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    1,268,596         217,493      (1,336,561)     (1,279,665)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................    5,420,526       5,093,691       5,827,041       8,555,563
                                                   ----------      ----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    6,689,122       5,311,184       4,490,480       7,275,898
                                                   ==========      ==========      ==========     ===========

CHANGES IN UNITS:
  Beginning units ..............................      434,841         438,027         355,870         500,298
                                                   ----------      ----------      ----------     -----------
  Units purchased ..............................      109,990         199,695           1,017         262,660
  Units redeemed ...............................      (15,280)       (198,150)        (50,510)       (331,612)
                                                   ----------      ----------      ----------     -----------
  Ending units .................................      529,551         439,572         306,377         431,346
                                                   ==========      ==========      ==========     ===========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                          OppAggGro                         OppBdFd
                                                   --------------------------     ---------------------------
                                                      2002            2001           2002             2001
                                                   ----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ......................    $       399           2,155         652,048         573,820
  Realized gain (loss) on investments ........        (64,101)       (861,642)        (81,559)       (234,589)
  Change in unrealized gain (loss)
    on investments ...........................        (17,055)        242,556        (418,615)         32,823
  Reinvested capital gains ...................              -         185,322               -               -
                                                   ----------     -----------     -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................        (80,757)       (431,609)        151,874         372,054
                                                   ----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................          3,198         (32,975)         60,390          14,851
  Transfers between funds ....................        (28,767)       (722,466)        162,605         274,630
  Redemptions ................................        (47,336)        (46,958)       (730,382)       (436,774)
  Annuity benefits ...........................              -               -               -               -
  Annual contract maintenance charges
    (note 2) .................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) .................................              -               -               -               -
  Adjustments to maintain reserves ...........             54             (38)           (103)             32
                                                   ----------     -----------     -----------      ----------
      Net equity transactions ................        (72,851)       (802,437)       (507,490)       (147,261)
                                                   ----------     -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       (153,608)     (1,234,046)       (355,616)        224,793
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................        460,720       2,078,239      10,173,147       8,304,502
                                                   ----------     -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........      $ 307,112         844,193       9,817,531       8,529,295
                                                   ==========     ===========     ===========      ==========

CHANGES IN UNITS:
  Beginning units ............................         87,787         268,198         809,413         701,807
                                                   ----------     -----------     -----------      ----------
  Units purchased ............................            727         889,758          17,981         194,158
  Units redeemed .............................        (17,295)     (1,007,629)        (58,894)       (206,981)
                                                   ----------     -----------     -----------      ----------
  Ending units ...............................         71,219         150,327         768,500         688,984
                                                   ==========     ===========     ===========      ==========


                                                            OppCapAp                         OppGlSec
                                                   ---------------------------     ---------------------------
                                                        2002           2001            2002            2001
                                                   -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ......................         (11,254)        (11,654)        (19,155)         (6,318)
  Realized gain (loss) on investments ........        (833,200)     (1,044,739)       (423,057)     (1,735,323)
  Change in unrealized gain (loss)
    on investments ...........................        (561,224)       (574,328)       (256,630)       (606,367)
  Reinvested capital gains ...................               -         949,396               -       1,455,535
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................      (1,405,678)       (681,325)       (698,842)       (892,473)
                                                   -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................           5,997          48,876          23,457          29,770
  Transfers between funds ....................          62,499      (1,057,499)        358,086       2,369,855
  Redemptions ................................        (625,422)       (625,064)       (804,608)       (760,636)
  Annuity benefits ...........................               -               -          (2,203)         (2,182)
  Annual contract maintenance charges
    (note 2) .................................               -               -               -               -
  Contingent deferred sales charges
    (note 2) .................................               -               -               -               -
  Adjustments to maintain reserves ...........             501             285             (76)           (681)
                                                   -----------     -----------     -----------     -----------
      Net equity transactions ................        (556,425)     (1,633,402)       (425,344)      1,636,126
                                                   -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      (1,962,103)     (2,314,727)     (1,124,186)        743,653
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       7,334,182      11,683,928       9,254,262      11,476,880
                                                   -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........       5,372,079       9,369,201       8,130,076      12,220,533
                                                   ===========     ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units ............................         487,030         668,394         432,852         465,115
                                                   -----------     -----------     -----------     -----------
  Units purchased ............................           5,213         188,699          18,168         804,892
  Units redeemed .............................         (47,599)       (289,493)        (38,313)       (725,294)
                                                   -----------     -----------     -----------     -----------
  Ending units ...............................         444,644         567,600         412,707         544,713
                                                   ===========     ===========     ===========     ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                          OppMSGrInc                    OppMultStr
                                                   -------------------------     ---------------------------
                                                     2002            2001           2002            2001
                                                   ---------       ---------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .....................      $    (484)         (2,423)         95,509         125,338
  Realized gain (loss) on investments .......        (74,193)        (44,090)        (55,256)        (23,718)
  Change in unrealized gain (loss)
    on investments ..........................         23,993          13,012        (375,346)       (120,779)
  Reinvested capital gains ..................              -               -          50,467         209,704
                                                   ---------       ---------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        (50,684)        (33,501)       (284,626)        190,545
                                                   ---------       ---------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................          5,377          19,860           9,389           4,132
  Transfers between funds ...................       (120,699)        301,118         (59,216)        252,599
  Redemptions ...............................        (34,940)       (176,152)       (223,252)       (319,572)
  Annuity benefits ..........................              -               -               -               -
  Annual contract maintenance charges
    (note 2) ................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) ................................              -               -               -               -
  Adjustments to maintain reserves ..........             (7)            (67)            (31)             42
                                                   ---------       ---------     -----------     -----------
      Net equity transactions ...............       (150,269)        144,759        (273,110)        (62,799)
                                                   ---------       ---------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......       (200,953)        111,258        (557,736)        127,746
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................        849,674         748,803       3,879,671       4,476,576
                                                   ---------       ---------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD........      $ 648,721         860,061       3,321,935       4,604,322
                                                   =========       =========     ===========     ===========

CHANGES IN UNITS:
  Beginning units ...........................        107,027          83,502         246,609         286,620
                                                   ---------       ---------     -----------     -----------
  Units purchased ...........................            662          54,446             617          45,716
  Units redeemed ............................        (19,163)        (35,227)        (18,549)        (50,430)
                                                   ---------       ---------     -----------     -----------
  Ending units ..............................         88,526         102,721         228,677         281,906
                                                   =========       =========     ===========     ===========

                                                           SGVITMdCpGr                     StOpp2
                                                   --------------------------     ---------------------------
                                                       2002           2001           2002         2001
                                                   ----------       ---------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income .....................      $   (3,590)         (4,809)        (61,546)        (51,572)
  Realized gain (loss) on investments .......         (86,749)       (354,208)     (1,085,619)       (220,175)
  Change in unrealized gain (loss)
    on investments ..........................         (47,405)        226,755        (268,191)        155,342
  Reinvested capital gains ..................               -               -               -               -
                                                   ----------       ---------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        (137,744)       (132,262)     (1,415,356)       (116,405)
                                                   ----------       ---------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................               -         (34,732)         19,336          24,349
  Transfers between funds ...................          73,129        (160,715)         58,518        (630,948)
  Redemptions ...............................         (35,812)        (90,705)       (455,634)       (628,259)
  Annuity benefits ..........................               -               -               -               -
  Annual contract maintenance charges
    (note 2) ................................               -               -               -               -
  Contingent deferred sales charges
    (note 2) ................................               -               -               -               -
  Adjustments to maintain reserves ..........              (1)            (24)            229           1,294
                                                   ----------       ---------     -----------     -----------
      Net equity transactions ...............          37,316        (286,176)       (377,551)     (1,233,564)
                                                   ----------       ---------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......        (100,428)       (418,438)     (1,792,907)     (1,349,969)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................         443,960         964,811       8,939,428      10,972,675
                                                   ----------       ---------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD........      $  343,532         546,373       7,146,521       9,622,706
                                                   ==========       =========     ===========     ===========

CHANGES IN UNITS:
  Beginning units ...........................          80,084         119,516         430,675         502,769
                                                   ----------       ---------     -----------     -----------
  Units purchased ...........................           2,321          83,783           4,513         132,414
  Units redeemed ............................            (574)       (124,232)        (26,411)       (192,240)
                                                   ----------       ---------     -----------     -----------
  Ending units ..............................          81,831          79,067         408,777         442,943
                                                   ==========       =========     ===========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            StDisc2                       StintStk2
                                                   --------------------------     ---------------------------
                                                      2002            2001           2002             2001
                                                   ----------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ......................     $   (7,275)           (505)          6,635          (5,119)
  Realized gain (loss) on investments ........         26,752          15,953           7,059         (34,228)
  Change in unrealized gain (loss)
    on investments ...........................        (66,396)       (104,631)        (33,263)         (6,798)
  Reinvested capital gains ...................              -         171,526               -          50,337
                                                   ----------      ----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................        (46,919)         82,343         (19,569)          4,192
                                                   ----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................          3,643             910             680            (281)
  Transfers between funds ....................          7,020          57,544           3,952        (181,353)
  Redemptions ................................       (128,753)        (93,129)        (19,333)        (21,519)
  Annuity benefits ...........................              -               -               -               -
  Annual contract maintenance charges
    (note 2) .................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) .................................              -               -               -               -
  Adjustments to maintain reserves ...........              2             (78)              5           1,828
                                                   ----------      ----------     -----------     -----------
      Net equity transactions ................       (118,088)        (34,753)        (14,696)       (201,325)
                                                   ----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       (165,007)         47,590         (34,265)       (197,133)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      1,066,250         979,216         319,821         626,935
                                                   ----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........     $  901,243       1,026,806         285,556         429,802
                                                   ==========      ==========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ............................         84,903          79,972          45,305          68,138
                                                   ----------      ----------     -----------     -----------
  Units purchased ............................            828           8,184             628       2,242,123
  Units redeemed .............................        (10,002)        (11,176)         (2,622)     (2,255,562)
                                                   ----------      ----------     -----------     -----------
  Ending units ...............................         75,729          76,980          43,311          54,699
                                                   ==========      ==========     ===========     ===========

                                                           TurnGVITGro                    VEWrldBd
                                                   --------------------------     ---------------------------
                                                      2002            2001            2002            2001
                                                   ----------       ---------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ......................           (391)           (846)         (6,160)         37,976
  Realized gain (loss) on investments ........          6,244         (94,374)          2,810          (9,033)
  Change in unrealized gain (loss)
    on investments ...........................        (13,187)            927          84,461        (114,546)
  Reinvested capital gains ...................              -               -               -               -
                                                   ----------       ---------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................         (7,334)        (94,293)         81,111         (85,603)
                                                   ----------       ---------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................             37           7,507              53           1,232
  Transfers between funds ....................       (118,520)        345,975         169,865         (46,180)
  Redemptions ................................        (38,291)        (65,556)        (21,549)       (109,143)
  Annuity benefits ...........................              -               -               -               -
  Annual contract maintenance charges
    (note 2) .................................              -               -               -               -
  Contingent deferred sales charges
    (note 2) .................................              -               -               -               -
  Adjustments to maintain reserves ...........            397          (1,231)              2             177
                                                   ----------       ---------     -----------     -----------
      Net equity transactions ................       (156,377)        286,695         148,371        (153,914)
                                                   ----------       ---------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       (163,711)        192,402         229,482        (239,517)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................        180,607          45,182         775,761       1,205,275
                                                   ----------       ---------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ........         16,896         237,584       1,005,243         965,758
                                                   ==========       =========     ===========     ===========


CHANGES IN UNITS:
  Beginning units ............................         47,553           7,147          79,607         115,670
                                                   ----------       ---------     -----------     -----------
  Units purchased ............................             10          87,120          16,739          67,520
  Units redeemed .............................        (40,652)        (42,310)         (1,693)        (82,464)
                                                   ----------       ---------     -----------     -----------
  Ending units ...............................          6,911          51,957          94,653         100,726
                                                   ==========       =========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                          VEWrldEMkt                    VEWrldHAs
                                                   ------------------------     -------------------------
                                                     2002           2001           2002           2001
                                                   ---------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ......................     $  (4,851)        (8,816)            13          1,884
  Realized gain (loss) on investments ........       110,539        (68,827)         9,429         (1,911)
  Change in unrealized gain (loss)
    on investments ...........................       (64,219)        34,219         25,078        (29,309)
  Reinvested capital gains ...................             -              -              -              -
                                                   ---------     ----------     ----------     ----------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................        41,469        (43,424)        34,520        (29,336)
                                                   ---------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................         5,734          1,703          6,759            753
  Transfers between funds ....................       176,258       (293,307)        23,066          8,477
  Redemptions ................................      (213,582)       (48,472)       (12,656)       (19,075)
  Annuity benefits ...........................          (520)          (851)             -              -
  Annual contract maintenance charges
    (note 2) .................................             -              -              -              -
  Contingent deferred sales charges
    (note 2) .................................             -              -              -              -
  Adjustments to maintain reserves ...........            34           (666)            29             44
                                                   ---------     ----------     ----------     ----------

      Net equity transactions ................       (32,076)      (341,593)        17,198         (9,801)
                                                   ---------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         9,393       (385,017)        51,718        (39,137)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       708,640      1,175,177        348,298        534,554
                                                   ---------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.........     $ 718,033        790,160        400,016        495,417
                                                   =========     ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units ............................       113,253        181,801         45,133         61,128
                                                   ---------     ----------     ----------     ----------
  Units purchased ............................        28,782        692,301          3,397         22,947
  Units redeemed .............................       (33,778)      (750,167)          (780)       (24,995)
                                                   ---------     ----------     ----------     ----------
  Ending units ...............................       108,257        123,935         47,750         59,080
                                                   =========     ==========     ==========     ==========


                                                           VKEmMkt                    VKUSRealEst
                                                  -------------------------     -------------------------
                                                     2002           2001           2002           2001
                                                  ----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ......................        (2,610)        (2,022)       (32,284)       (31,787)
  Realized gain (loss) on investments ........         2,964        (22,508)       158,857         64,422
  Change in unrealized gain (loss)
    on investments ...........................        (3,208)        32,682        250,789        235,976
  Reinvested capital gains ...................             -              -              -              -
                                                  ----------      ---------     ----------     ----------

    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................        (2,854)         8,152        377,362        268,611
                                                  ----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................           268            690          9,962          6,164
  Transfers between funds ....................        71,138       (105,591)     1,364,237        191,129
  Redemptions ................................        (9,219)        (7,117)      (330,735)      (113,426)
  Annuity benefits ...........................             -              -              -              -
  Annual contract maintenance charges
    (note 2) .................................             -              -              -              -
  Contingent deferred sales charges
    (note 2) .................................             -              -              -              -
  Adjustments to maintain reserves ...........            (3)            (3)        21,022         13,465
                                                  ----------      ---------     ----------     ----------

      Net equity transactions ................        62,184       (112,021)     1,064,486         97,332
                                                  ----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........        59,330       (103,869)     1,441,848        365,943
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       311,449        359,700      4,111,757      4,583,740
                                                  ----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD.........       370,779        255,831      5,553,605      4,949,683
                                                  ==========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units ............................        29,639         37,139        222,465        268,437
                                                  ----------      ---------     ----------     ----------
  Units purchased ............................         6,518         60,600         61,592        135,453
  Units redeemed .............................          (669)       (72,344)       (10,007)      (133,734)
                                                  ----------      ---------     ----------     ----------
  Ending units ...............................        35,488         25,395        274,050        270,156
                                                  ==========      =========     ==========     ==========



See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community;how-ever, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

        Portfolios of the American Century Variable Portfolios, Inc. (American Century VP):
           American Century VP - Balanced Fund - Class I (ACVPBal)
           American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp) American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt)
           American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra Fund - Class I (ACVPUltra)*
           American Century VP - Value Fund - Class I (ACVPVal)

       Portfolios of the Credit Suisse Trust;
          Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen) Credit Suisse Trust - International Equity Portfolio (CSIntEq)
          Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

       Portfolios of the Dreyfus GVIT (formerly Nationwide (R) Separate Account Trust);
          Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

       Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
            Dreyfus IP - European Equity Portfolio (DryEuroEq)
            Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
             (DrySmCapIxS)*

       The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

       Dreyfus Stock Index Fund (DryStkIx)

       Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
          Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
          Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

       Portfolio of the Federated Insurance Series (Federated IS);
          Federated IS - Federated Quality Bond Fund II - Primary Shares
           (FedQualBd)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R)
  VIP);
     Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio:Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio:Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio:Initial Class R (FidVIPOvR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R)
  VIP II);
     Fidelity(R) VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM) Fidelity(R) VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III
 (Fidelity(R) VIP III);
     Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial Class
      (FidVIPGrOp)
     Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
  (FidVIPVaIS)*

Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
     Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
     Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
     Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)* Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)* Gartmore GVIT Global Technology and Communications Fund - Class I
      (GVITGlTech)
     Gartmore GVIT Global Technology and Communications Fund - Class III
      (GVITGlTech3)
     Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)*
     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund)
      (GVITGrowth)
     Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
     Gartmore GVIT ID Conservative Fund (GVITIDCon)
     Gartmore GVIT ID Moderate Fund (GVITIDMod)
     Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
     Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
     Gartmore GVIT International Growth Fund - Class I (GVITIntGro)*
     Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)*
     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)*
     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
     Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
     Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
     Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
     Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)*

Portfolios of the Janus Aspen Series (Janus AS);
     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
     Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
     Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
     MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman
  AMT);
     Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

     Portfolios of the Oppenheimer Variable Account Funds;
        Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
        Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
         (OppMSGrInc)
        Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)


     Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account
      Trust);
        Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

     Strong Opportunity Fund II, Inc.(StOpp2)

     Portfolios of the Strong Variable Insurance Funds, Inc.(Strong VIF);
        Strong VIF - Strong Discovery Fund II (StDisc2)
        Strong VIF - Strong International Stock Fund II (StIntStk2)

     Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account
       Trust);
        Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
        Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)*

     Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
        Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

     Portfolios of the Van Kampen Universal Institutional Funds (Van Kampen
      UIF);
        Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
        Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

     *At June 30, 2002 contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

    (d) Federal Income Taxes
       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves
       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES
    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The following contract charges are deducted by the Company:a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) RELATED PARTY TRANSACTIONS
    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                                       Contract                                        Investment
                                                       Expense                Unit         Contract      Income      Total
                                                        Rate*      Units   Fair Value   Owners' Equity   Ratio**    Return***
                                                       -------     -----   ----------   --------------  ---------  ---------
    American Century VP - Balanced Fund -
      Class I
       2002..........................................   1.45%      169,179 $13.050255   $ 2,207,829      2.67%     -6.80%
       2001..........................................   1.45%      196,450  14.385389     2,826,015      2.86%     -2.35%
       2000..........................................   1.45%      228,124  15.431048     3,520,192      2.78%      0.50%
       1999..........................................   1.45%      292,763  14.633812     4,284,239      2.05%      3.37%
       1998..........................................   1.45%      206,827  14.089887     2,914,170      1.49%     13.56%

    American Century VP - Capital Appreciation Fund -
      Class I
       2002..........................................   1.45%      155,991   9.493354     1,480,878      0.00%     -10.78%
       2001..........................................   1.45%      247,058  12.777261     3,156,727      0.00%     -14.88%
       2000..........................................   1.45%      304,839  16.279327     4,962,573      0.00%      16.55%
       1999..........................................   1.45%      243,701   9.927663     2,419,382      0.00%      15.24%
       1998..........................................   1.45%      196,210   8.947916     1,755,670      0.00%       0.15%

    American Century VP - Income & Growth Fund -
     Class I
       2002..........................................   1.45%      454,674   8.911797     4,051,962      1.00%     -10.95%
       2001..........................................   1.45%      355,845  10.581364     3,765,328      0.84%      -4.51%
       2000..........................................   1.45%      502,935  12.041182     6,055,932      0.51%      -4.27%
       1999..........................................   1.45%      270,355  11.784618     3,186,030      0.02%       8.97%
       1998..........................................   1.45%       16,303  10.087904       164,463      0.00%       0.88% 05/01/98

    American Century VP - International Fund -
     Class I
       2002..........................................   1.45%      410,094  13.375226     5,485,100      0.79%      -5.16%
       2001..........................................   1.45%    1,072,628  16.018793    17,182,213      0.08%     -20.73%
       2000..........................................   1.45%    1,231,028  23.000608    28,314,392      0.14%      -6.69%
       1999..........................................   1.45%    1,074,872  16.250014    17,466,685      0.00%       6.58%
       1998..........................................   1.45%      938,047  16.206703    15,202,649      0.40%      24.40%

    American Century VP - International Fund -
     Class III
       2002..........................................   1.45%      223,591   9.712614     2,171,653      0.00%      -2.87% 05/01/02

    American Century VP - Value Fund -
     Class I
       2002..........................................   1.45%      636,363  15.708807     9,996,504      0.80%      -4.60%
       2001..........................................   1.45%      571,129  15.763233     9,002,843      0.68%       6.43%
       2000..........................................   1.45%      148,757  12.122333     1,803,282      1.17%      -4.69%
       1999..........................................   1.45%      205,340  14.622483     3,002,580      0.70%      12.33%
       1998..........................................   1.45%      197,892  13.249756     2,622,021      0.58%       5.14%

    Credit Suisse Trust - Global Post-Venture
     Capital Portfolio
       2002..........................................   1.45%       35,077   9.199905       322,705      0.00%     -14.71%
       2001..........................................   1.45%       51,164  12.242038       625,777      0.00%     -20.19%
       2000..........................................   1.45%       70,624  20.010871     1,413,248      0.00%       4.22%
       1999..........................................   1.45%       56,254  13.336128       750,210      0.00%      11.92%
       1998..........................................   1.45%      107,813  12.757747     1,375,451      0.00%      12.38%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                      CONTRACT                                         INVESTMENT
                                                      EXPENSE               UNIT         CONTRACT       INCOME       TOTAL
                                                       RATE*      UNITS   FAIR VALUE   OWNERS' EQUITY    RATIO**    RETURN***
                                                      -------     -----   ----------   --------------  ----------   ---------
Credit Suisse Trust - International Equity Portfolio
   2002.............................................   1.45%     177,247   8.639855       1,531,388      0.00%       -2.26%
   2001.............................................   1.45%     766,838   9.631781       7,386,011      0.00%      -16.55%
   2000.............................................   1.45%     540,951  14.317097       7,744,848      0.00%       -9.40%
   1999.............................................   1.45%     706,080  11.093279       7,832,743      0.00%        6.14%
   1998.............................................   1.45%     694,135  11.318216       7,856,370      0.00%       12.43%

Credit Suisse Trust - Small Cap Growth Portfolio
   2002.............................................   1.45%     247,220  10.603591       2,621,420      0.00%      -22.26%
   2001.............................................   1.45%     300,697  14.123836       4,246,988      0.00%      -14.18%
   2000.............................................   1.45%     744,926  20.759895      15,464,585      0.00%        1.66%
   1999.............................................   1.45%     618,949  12.987268       8,038,457      0.00%        5.98%
   1998.............................................   1.45%     786,676  13.317115      10,476,254      0.00%        4.04%

Dreyfus GVIT Mid Cap Index Fund - Class I
   2002.............................................   1.45%     216,473   9.685123       2,096,568      0.08%       -4.39%
   2001.............................................   1.45%     118,953  10.408245       1,238,090      0.31%       -0.07%
   2000.............................................   1.45%         655   9.855355           6,455      0.25%       -1.45% 05/01/00

Dreyfus IP - European Equity Portfolio
   2002.............................................   1.45%       1,585   5.989663           9,494      0.00%       -8.70%
   2001.............................................   1.45%      46,228   7.319657         338,373      0.06%      -20.98%
   2000.............................................   1.45%       3,108   9.754927          30,318      0.00%       -2.45% 05/01/00

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002.............................................   1.45%          -    9.058888              -       0.00%       -9.41% 05/01/02

Dreyfus Socially Responsible Growth Fund, Inc., The
   2002.............................................   1.45%     126,909  12.985174       1,647,935      0.01%      -17.72%
   2001.............................................   1.45%     221,346  17.636618       3,903,796      0.01%      -14.74%
   2000.............................................   1.45%     289,259  24.018088       6,947,449      0.02%        1.81%
   1999.............................................   1.45%     417,570  20.604026       8,603,623      0.00%       11.96%
   1998.............................................   1.45%     324,780  16.962707       5,509,148      0.00%       17.53%

Dreyfus Stock Index Fund
   2002.............................................   1.45%   1,455,195  15.258290      22,203,787      0.30%      -13.94%
   2001.............................................   1.45%   1,888,199  18.949213      35,779,883      0.47%       -7.51%
   2000.............................................   1.45%   2,622,190  22.623849      59,324,031      0.49%       -1.27%
   1999.............................................   1.45%   2,698,231  21.463966      57,914,738      0.53%       11.33%
   1998.............................................   1.45%   2,125,763  17.799963      37,838,503      0.81%       16.66%

Dreyfus VIF - Appreciation Portfolio
   2002.............................................   1.45%     239,468  11.389633       2,727,453      0.01%       -9.34%
   2001.............................................   1.45%     217,964  13.081946       2,851,390      0.01%       -6.94%
   2000.............................................   1.45%     284,037  14.650233       4,161,208      0.00%        2.05%
   1999.............................................   1.45%     490,547  13.950638       6,843,444      0.00%        6.74%
   1998.............................................   1.45%     274,639  12.207548       3,352,669      0.01%       19.86%

                                                      CONTRACT                                          INVESTMENT
                                                      EXPENSE                    UNIT     CONTRACT        INCOME      TOTAL
                                                       RATE*        UNITS    FAIR VALUE OWNERS' EQUITY    RATIO**   RETURN***
                                                       -------      -----    ---------- --------------  ----------  ---------
Dreyfus VIF - Growth and Income Portfolio
   2002.............................................   1.45%       191,096    10.747087   2,053,725       0.13%     -15.86%
   2001.............................................   1.45%       201,259    13.644975   2,746,173       0.21%      -0.89%
   2000.............................................   1.45%       286,778    14.284486   4,096,476       0.27%      -1.61%
   1999.............................................   1.45%       260,667    13.899308   3,623,091       0.42%      10.28%
   1998.............................................   1.45%       196,493    12.091521   2,375,899       0.57%       5.72%

Federated IS - Federated Quality Bond Fund II - Primary Shares
   2002.............................................   1.45%        26,274    10.096244     265,269       0.00%       0.96% 05/01/02

Fidelity (R) VIP - Equity-Income Portfolio: Initial Class
   2002.............................................   1.45%     1,146,293    14.872549  17,048,299       1.61%      -6.82%
   2001.............................................   1.45%     1,350,444    16.766192  22,641,809       1.69%      -1.62%
   2000.............................................   1.45%     1,545,135    15.410951  23,812,000       1.88%      -3.37%
   1999.............................................   1.45%     2,654,711    17.029402  45,208,141       1.53%      11.89%
   1998.............................................   1.45%     2,677,746    15.181893  40,653,253       1.25%       9.73%

Fidelity (R) VIP - Growth Portfolio: Initial Class
   2002.............................................   1.45%     1,090,407    14.300650  15,593,529       0.24%     -19.83%
   2001.............................................   1.45%     1,416,732    19.718847  27,936,325       0.08%     -10.29%
   2000.............................................   1.45%     2,002,850    26.144369  52,363,249       0.13%       4.35%
   1999.............................................   1.45%     1,873,609    21.012246  39,368,733       0.18%      13.59%
   1998.............................................   1.45%     1,426,211    15.914058  22,696,805       0.41%      18.27%

Fidelity (R) VIP - High Income Portfolio: Initial Class
   2002.............................................   1.45%       739,687     8.063756   5,964,655       8.50%      -5.09%
   2001.............................................   1.45%     1,170,599     9.000013  10,535,407      14.11%      -7.86%
   2000.............................................   1.45%     1,705,258    12.076463  20,593,485       7.21%      -5.53%
   1999.............................................   1.45%     2,452,298    12.855690  31,525,983       9.61%       7.19%
   1998.............................................   1.45%     2,612,380    13.235337  34,575,729       6.03%       4.04%

Fidelity (R) VIP - Overseas Portfolio: Initial Class
   2002.............................................   1.45%       204,590    11.237902   2,299,162       0.71%      -3.19%
   2001.............................................   1.45%       621,645    13.135138   8,165,394       7.11%     -12.10%
   2000.............................................   1.45%       773,773    17.664686  13,668,457       1.51%      -5.75%
   1999.............................................   1.45%       567,917    14.312456   8,128,287       1.20%       7.33%
   1998.............................................   1.45%       396,139    13.815009   5,472,664       1.81%      15.12%

Fidelity (R) VIP - Overseas Portfolio:Initial Class R
   2002.............................................   1.45%       10,606      9.515889     100,926       0.00%      -4.84% 05/01/02

Fidelity (R) VIP II - Asset Manager Portfolio: Initial Class
   2002.............................................   1.45%      447,839     13.253258   5,935,326       3.85%      -9.02%
   2001.............................................   1.45%      546,505     14.757166   8,064,870       4.21%      -4.26%
   2000.............................................   1.45%      668,670     16.050358  10,732,393       3.26%      -1.41%
   1999.............................................   1.45%      812,961     15.538618  12,632,291       3.28%       4.50%
   1998.............................................   1.45%      579,937     14.228507   8,251,637       2.59%       8.50%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                     CONTRACT                                         INVESTMENT
                                                      EXPENSE                 UNIT       CONTRACT       INCOME       TOTAL
                                                       RATE*     UNITS     FAIR VALUE  OWNERS' EQUITY   RATIO**     RETURN***
                                                      -------    -----     ----------  --------------  ---------    ---------
Fidelity (R) VIP II - Contrafund Portfolio:Initial Class
   2002.............................................   1.45%       897,109  17.776246    15,947,230      0.81%       -1.49%
   2001.............................................   1.45%     1,088,871  18.658586    20,316,790      0.81%      -10.59%
   2000.............................................   1.45%     1,348,373  22.215540    29,954,835      0.38%       -2.03%
   1999.............................................   1.45%     1,716,085  20.452737    35,098,635      0.53%       10.45%
   1998.............................................   1.45%     1,742,968  16.753577    29,200,949      0.44%       15.89%

Fidelity (R) VIP III - Growth Opportunities Portfolio: Initial Class
   2002.............................................   1.45%       350,838   8.186124     2,872,003      1.62%      -13.85%
   2001.............................................   1.45%       952,862  10.206192     9,725,094      0.42%       -9.43%
   2000.............................................   1.45%     1,741,992  13.187046    22,971,728      1.62%       -4.35%
   1999.............................................   1.45%     1,531,126  14.182328    21,714,932      1.02%        5.71%
   1998.............................................   1.45%     1,313,340  12.073841    15,857,059      0.47%       10.52%

Gartmore GVIT Emerging Markets Fund - Class I
   2002.............................................   1.45%        8,442    7.852734        66,293      0.00%       -3.19%
   2001.............................................   1.45%        2,510    8.791520        22,067      0.65%        1.27%

Gartmore GVIT Emerging Markets Fund - Class III
   2002.............................................   1.45%          586    8.689188         5,092      0.00%      -13.11% 05/01/02

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002.............................................   1.45%        5,426    2.284574        12,396      0.00%      -32.49%
   2001.............................................   1.45%        9,136    4.219407        38,549      0.00%      -29.63%

Gartmore GVIT Global Technology and Communications Fund - Class III
   2002.............................................   1.45%          191    8.482301         1,620      0.00%      -15.18% 05/01/02

Gartmore GVIT Government Bond Fund - Class I
   2002.............................................   1.45%     1,046,219  13.738517    14,373,498      1.11%        3.44%
   2001.............................................   1.45%     1,083,924  12.778557    13,850,985      2.50%        1.69%
   2000.............................................   1.45%     1,035,997  11.701224    12,122,433      2.87%        3.28%
   1999.............................................   1.45%     1,429,144  11.433545    16,340,182      2.72%       -2.88%
   1998.............................................   1.45%       608,442  11.324796     6,890,482      3.11%        3.24%

Gartmore GVIT Growth Fund - Class I
   2002.............................................   1.45%       452,818   8.755394     3,964,600      0.00%      -17.75%
   2001.............................................   1.45%       462,279  11.740500     5,427,382      0.00%      -21.89%
   2000.............................................   1.45%       558,799  20.765687    11,603,845      0.16%        0.03%
   1999.............................................   1.45%     1,229,188  22.448420    27,593,329      0.26%       11.12%
   1998.............................................   1.45%       742,715  18.676483    13,871,305      0.50%       18.41%

Gartmore GVIT ID Conservative Fund
   2002.............................................   1.45%        23,053   9.946889       229,306      0.38%       -0.53% 01/25/02

Gartmore GVIT ID Moderate Fund
   2002.............................................   1.45%         2,383   9.634831        22,960      0.00%       -3.65% 01/25/02

                                                 CONTRACT                                       INVESTMENT
                                                  EXPENSE               UNIT        CONTRACT      INCOME       TOTAL
                                                   RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY    RATIO**    RETURN***
                                                 -------- ---------  ----------- -------------- ----------    ---------
Gartmore GVIT ID Moderately Aggressive Fund
   2002..........................................  1.45%      1,585     9.537257        15,117     0.00%       -4.63% 01/25/02

Gartmore GVIT ID Moderately Conservative Fund
   2002..........................................  1.45%      1,973     9.801724        19,339     0.00%       -1.98% 01/25/02

Gartmore GVIT International Growth Fund -
   Class I 2001..................................  1.45%        368     7.358100        2,710      0.87%      -20.17%

Gartmore GVIT Money Market Fund - Class I
   2002..........................................  1.45%  2,072,012    12.237952    25,357,183     0.50%       -0.10%
   2001..........................................  1.45%  3,320,792    12.187970    40,473,713     2.34%        1.57%
   2000..........................................  1.45%  3,218,922    11.720971    37,728,891     2.53%        2.07%
   1999..........................................  1.45%  7,325,772    11.286220    82,680,275     2.32%        1.56%
   1998..........................................  1.45%  3,065,991    10.913421    33,460,451     3.84%        1.88%

Gartmore GVIT Small Cap Growth Fund - Class I
   2002..........................................  1.45%     69,708     5.648174       393,723     0.00%      -20.05%
   2001..........................................  1.45%     74,772     7.579429       566,728     0.00%       -5.74%
   2000..........................................  1.45%      1,857    10.162596        18,872     0.00%        1.63% 05/01/00

Gartmore GVIT Small Cap Value Fund - Class I
   2002..........................................  1.45%    843,947    12.941093    10,921,597     0.00%      -12.97%
   2001..........................................  1.45%    580,447    15.303262     8,882,730     0.00%       30.08%
   2000..........................................  1.45%    140,566    11.829432     1,662,816     0.00%       10.21%
   1999..........................................  1.45%    297,308    10.460560     3,110,008     0.00%       22.77%
   1998..........................................  1.45%     54,638     9.216210       503,555     0.00%       -7.84% 05/01/98

Gartmore GVIT Small Company Fund - Class I
   2002..........................................  1.45%    444,334    18.607014     8,267,729     0.00%       -5.03%
   2001..........................................  1.45%    656,624    20.871284    13,704,587     0.10%       -2.06%
   2000..........................................  1.45%    574,272    21.215310    12,183,359     0.03%        6.84%
   1999..........................................  1.45%    657,882    14.947388     9,833,617     0.00%        6.84%
   1998..........................................  1.45%    586,668    14.806321     8,686,395     0.00%        5.35%

Gartmore GVIT Total Return Fund - Class I
   2002..........................................  1.45%    328,545    14.248911     4,681,408     0.16%       -6.64%
   2001..........................................  1.45%    440,033    16.061241     7,067,476     0.35%       -8.56%
   2000..........................................  1.45%    612,008    18.683819    11,434,647     0.23%        2.61%
   1999..........................................  1.45%    733,106    18.995128    13,925,442     0.41%        9.95%
   1998..........................................  1.45%    621,972    16.916400    10,521,528     0.60%       13.94%

Janus AS - Capital Appreciation Portfolio -
   Service Shares 2002...........................  1.45%    166,235     5.585433       928,494     0.00%       -7.71%
   2001..........................................  1.45%    241,603     6.739292     1,628,230     0.65%      -14.23%
   2000..........................................  1.45%     85,700     9.299486       796,966     0.08%       -7.01% 05/01/00

Janus AS - Global Technology Portfolio -
   Service II Shares 2002........................  1.45%      2,459     8.513866        20,936     0.00%      -14.86% 05/01/02

                                                                     Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                 CONTRACT                                        INVESTMENT
                                                  EXPENSE               UNIT        CONTRACT       INCOME       TOTAL
                                                   RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY    RATIO**    RETURN***
                                                 -------- ---------  ----------- --------------  ----------   ---------
Janus AS - Global Technology Portfolio -
   Service Shares
   2002.........................................   1.45%     77,706     2.896061       225,041     0.00%      -30.16%
   2001.........................................   1.45%    103,266     4.935362       509,655     0.48%      -26.49%
   2000.........................................   1.45%     59,691    10.078773       601,612     0.00%        0.79% 05/01/00

Janus AS - International Growth Portfolio -
   Service II Shares
   2002.........................................   1.45%      7,839     9.209628        72,194     0.00%       -7.90% 05/01/02

Janus AS - International Growth Portfolio -
   Service Shares
   2002.........................................   1.45%    115,464     5.182138       598,350     0.00%      -12.79%
   2001.........................................   1.45%    254,485     6.603812     1,680,570     0.57%      -16.15%
   2000.........................................   1.45%    151,631     9.721625     1,474,100     0.00%       -2.78% 05/01/00

MAS GVIT Multi Sector Bond Fund - Class I
   2002.........................................   1.45%     37,223    10.811540       402,438     0.93%        1.33%
   2001.........................................   1.45%     18,439    10.395211       191,681     3.56%        0.03%
   2000.........................................   1.45%     62,023    10.153955       629,778     2.88%        1.54% 05/01/00

Neuberger Berman AMT - Growth Portfolio
   2002.........................................   1.45%    137,591    10.698928     1,472,076     0.00%      -20.28%
   2001.........................................   1.45%    209,212    15.774106     3,300,134     0.00%      -19.34%
   2000.........................................   1.45%    466,172    25.478752    11,877,480     0.00%       13.43%
   1999.........................................   1.45%    119,745    15.500190     1,856,070     0.00%        2.28%
   1998.........................................   1.45%    121,100    15.284251     1,850,923     0.00%       14.82%

Neuberger Berman AMT - Guardian Portfolio
   2002.........................................   1.45%    114,612     8.959416     1,026,857     0.69%      -11.82%
   2001.........................................   1.45%     94,705    10.557875       999,889     0.45%        0.85%
   2000.........................................   1.45%     47,012    10.816571       508,508     0.81%        2.98%
   1999.........................................   1.45%    158,825    10.794572     1,714,448     0.20%       16.41%
   1998.........................................   1.45%      9,137     9.699244        88,622     0.00%       -3.01% 05/01/98

Neuberger Berman AMT - Limited Maturity
   Bond Portfolio
   2002.........................................   1.45%    529,551    12.631687     6,689,122     4.97%        1.33%
   2001.........................................   1.45%    439,572    12.082635     5,311,184     6.17%        3.90%
   2000.........................................   1.45%    452,801    11.180616     5,062,595     6.34%        1.19%
   1999.........................................   1.45%    622,295    11.004770     6,848,213     6.02%       -0.40%
   1998.........................................   1.45%    567,973    10.928819     6,207,274     6.06%        1.76%

Neuberger Berman AMT - Partners Portfolio
   2002.........................................   1.45%    306,377    14.647397     4,487,626     0.53%      -10.48%
   2001.........................................   1.45%    431,346    16.855236     7,270,437     0.38%       -1.36%
   2000.........................................   1.45%    583,818    16.999214     9,924,447     0.79%       -1.26%
   1999.........................................   1.45%    983,138    18.297939    17,989,399     1.37%       12.46%
   1998.........................................   1.45%  1,586,704    16.668209    26,447,514     0.23%        5.21%

Oppenheimer Aggressive Growth Fund/VA -
   Initial Class
   2002.........................................   1.45%     71,219     4.312222       307,112     0.82%      -17.83%
   2001.........................................   1.45%    150,327     5.615728       844,193     0.91%      -27.53%
   2000.........................................   1.45%     60,811    10.658929       648,181     0.00%        6.59% 05/01/00


                                                 CONTRACT                                       INVESTMENT
                                                  EXPENSE               UNIT        CONTRACT      INCOME      TOTAL
                                                   RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY    RATIO**    RETURN***
                                                 -------- ---------  ----------- --------------  --------- ----------
Oppenheimer Bond Fund/VA - Initial Class
   2002.........................................   1.45%    768,500    12.774927     9,817,531     7.36%        1.64%
   2001.........................................   1.45%    688,984    12.379530     8,529,295     7.50%        4.62%
   2000.........................................   1.45%    617,440    11.453095     7,071,599     8.05%        1.21%
   1999.........................................   1.45%    816,849    11.380189     9,295,896     5.21%       -2.40%
   1998.........................................   1.45%    696,035    11.431405     7,956,658     1.57%        3.19%

Oppenheimer Capital Appreciation Fund/VA -
   Initial Class
   2002.........................................   1.45%    444,644    12.081752     5,372,079     0.55%      -19.77%
   2001.........................................   1.45%    567,600    16.506688     9,369,201     0.61%       -5.57%
   2000.........................................   1.45%  1,038,664    19.311148    20,057,794     0.09%        8.63%
   1999.........................................   1.45%    331,621    14.642463     4,855,748     0.44%       14.99%
   1998.........................................   1.45%     58,237    12.107539       705,106     0.42%       16.19%

Oppenheimer Global Securities Fund/VA -
   Initial Class
   2002.........................................   1.45%    412,707    19.684305     8,123,850     0.49%       -7.84%
   2001.........................................   1.45%    544,713    22.413075    12,208,687     0.67%       -9.04%
   2000.........................................   1.45%    547,754    26.146927    14,322,084     0.29%        9.90%
   1999.........................................   1.45%    623,299    17.209394    10,726,598     1.10%       12.98%
   1998.........................................   1.45%    512,514    15.087662     7,732,638     1.94%       11.38%

Oppenheimer Main Street Growth & Income Fund/VA -
   Initial Class
   2002.........................................   1.45%     88,526     7.328024       648,721     0.65%        -7.69%
   2001.........................................   1.45%    102,721     8.372770       860,061     0.44%        -6.63%
   2000.........................................   1.45%     17,913     9.920895       177,713     0.00%        -0.79% 05/01/00
Oppenheimer Multiple Strategies Fund/VA -
   Initial Class
   2002.........................................   1.45%    228,677    14.526756     3,321,935     3.36%        -7.66%
   2001.........................................   1.45%    281,906    16.332813     4,604,322     3.62%         4.57%
   2000.........................................   1.45%    315,849    15.770381     4,981,059     4.55%         5.92%
   1999.........................................   1.45%    345,172    14.551926     5,022,917     3.33%         7.69%
   1998.........................................   1.45%    345,380    13.669019     4,721,005     0.81%         6.32%

Strong GVIT Mid Cap Growth Fund - Class I
   2002.........................................   1.45%     81,831     4.198071       343,532     0.00%       -24.27%
   2001.........................................   1.45%     79,067     6.910267       546,373     0.00%       -14.40%
   2000.........................................   1.45%     13,437    10.093688       135,629     0.00%         0.94% 05/01/00

Strong Opportunity Fund II, Inc.
   2002.........................................   1.45%    408,777    17.482689     7,146,521     0.00%       -15.77%
   2001.........................................   1.45%    442,943    21.724482     9,622,706     0.23%        -0.68%
   2000.........................................   1.45%    515,804    21.513187    11,096,588     0.00%         3.33%
   1999.........................................   1.45%    484,404    18.609978     9,014,747     0.00%        18.84%
   1998.........................................   1.45%    523,322    15.758357     8,246,695     0.03%        12.60%

Strong VIF - Strong Discovery Fund II
   2002.........................................   1.45%     75,729    11.900896       901,243     0.00%        -5.24%
   2001.........................................   1.45%     76,980    13.338612     1,026,806     0.67%         8.94%
   2000.........................................   1.45%     80,401    13.205923     1,061,769     0.00%        10.97%
   1999.........................................   1.45%     93,970    10.787785     1,013,728     0.00%        -6.12%
   1998.........................................   1.45%    128,562    11.621514     1,494,085     0.00%         6.90%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                 CONTRACT                                        INVESTMENT
                                                  EXPENSE               UNIT        CONTRACT       INCOME       TOTAL
                                                   RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY    RATIO**    RETURN***
                                                 --------  -------   ----------  --------------  ----------  ----------
Strong VIF - Strong International Stock Fund II
   2002.........................................   1.45%     43,311     6.593143       285,556     2.91%       -6.60%
   2001.........................................   1.45%     54,699     7.857546       429,802     0.00%      -14.60%
   2000.........................................   1.45%    147,868    13.499733     1,996,178     0.00%      -12.55%
   1999.........................................   1.45%     84,757     9.243025       783,411     0.53%       10.47%
   1998.........................................   1.45%    165,521     9.456079     1,565,180     1.35%        6.05%

Turner GVIT Growth Focus Fund - Class I
   2002.........................................   1.45%      6,911     2.444812        16,896     0.00%      -35.63%
   2001.........................................   1.45%     51,957     4.572718       237,584     0.00%      -27.67%

Van Eck WIT - Worldwide Bond Fund
   2002.........................................   1.45%     94,653    10.620295     1,005,243     0.00%        8.98%
   2001.........................................   1.45%    100,726     9.587958       965,758     4.53%       -7.98%
   2000.........................................   1.45%    132,575    10.283363     1,363,317     5.16%       -0.92%
   1999.........................................   1.45%    156,937    10.543436     1,654,655     4.22%       -7.72%
   1998.........................................   1.45%    213,807    10.553614     2,256,436     0.85%        2.64%

Van Eck WIT - Worldwide Emerging Markets Fund
   2002.........................................   1.45%    108,257     6.613282       715,934     0.17%        6.06%
   2001.........................................   1.45%    123,935     6.351413       787,162     0.00%       -1.45%
   2000.........................................   1.45%    171,781     9.780623     1,680,125     0.00%      -13.05%
   1999.........................................   1.45%    510,928     8.256014     4,218,229     0.00%       44.88%
   1998.........................................   1.45%    176,568     6.732483     1,188,741     0.85%      -23.31%

Van Eck WIT - Worldwide Hard Assets Fund
   2002.........................................   1.45%     47,750     8.377298       400,016     0.72%        8.56%
   2001.........................................   1.45%     59,080     8.385501       495,417     1.10%       -4.11%
   2000.........................................   1.45%     71,731     8.217232       589,430     1.32%        3.17%
   1999.........................................   1.45%    116,851     7.840396       916,158     1.25%       17.39%
   1998.........................................   1.45%    153,217     8.447107     1,294,240     0.93%      -13.96%

Van Kampen UIF - Emerging Markets Debt Portfolio
   2002.........................................   1.45%     35,488    10.448020       370,779     0.00%       -0.57%
   2001.........................................   1.45%     25,395    10.074117       255,831     0.00%        4.02%
   2000.........................................   1.45%     32,561     9.328919       303,759     0.00%        5.74%
   1999.........................................   1.45%     23,514     7.759218       182,451     0.00%       12.14%
   1998.........................................   1.45%     31,663     9.360319       296,376     0.00%       -4.52%

Van Kampen UIF - U.S.Real Estate Portfolio
   2002.........................................   1.45%    274,050    20.264933     5,553,605     0.00%        9.64%
   2001.........................................   1.45%    270,156    18.321540     4,949,683     0.00%        7.30%
   2000.........................................   1.45%    247,914    15.349031     3,805,240     4.29%       13.45%
   1999.........................................   1.45%    326,882    15.304291     5,002,697     5.89%        7.72%
   1998.........................................   1.45%    511,029    15.404865     7,872,332     0.16%       -5.56%



                                                                                                                        CONTRACT
                                                                                                                     OWNERS' EQUITY
                                                                                                                     --------------

    2002 Reserves for annuity contracts in payout phase:
      Tax qualified ............................................................................................            17,283
      Non-tax qualified.........................................................................................            15,778
                                                                                                                      ============
    2002 Contract owners' equity................................................................................      $255,253,409
                                                                                                                      ============

    2001 Reserves for annuity contracts in payout phase:
      Tax qualified ............................................................................................            39,484
      Non-tax qualified.........................................................................................            26,530
                                                                                                                      ============
    2001 Contract owners' equity................................................................................      $369,162,898
                                                                                                                      ============

    2000 Reserves for annuity contracts in payout phase:
      Tax qualified ............................................................................................            60,570
      Non-tax qualified.........................................................................................            43,247
                                                                                                                      ============
    2000 Contract owners' equity................................................................................      $504,965,767

    1999 Reserves for annuity contracts in payout phase:
      Tax qualified ............................................................................................            66,693
                                                                                                                      ============
    1999 Contract owners' equity ...............................................................................      $552,287,135
                                                                                                                      ============


    1998 Contract owners' equity................................................................................      $402,008,904
                                                                                                                      ============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.
--------------------------------------------------------------------------------

                                                                                                     ---------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No. 521

                                                                                                     ---------------



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company